Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST X
Entity Central Index Key	0000783740
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000006887 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class A
Trading Symbol	MACFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$18	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 18	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 3,688,377,721
Holdings Count | Holding	22
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	3,688,377,721	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.1%
MFS Research Fund	5.3%
MFS Growth Fund	5.3%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.8%
MFS Commodity Strategy Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS International Intrinsic Value Fund	1.6%
MFS International Large Cap Value Fund	1.6%
MFS International Growth Fund	1.6%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%

C000006892 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class B
Trading Symbol	MACBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$56	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 56	[2]
Expense Ratio, Percent	1.09%	[2]
Net Assets	$ 3,688,377,721
Holdings Count | Holding	22
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	3,688,377,721	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.1%
MFS Research Fund	5.3%
MFS Growth Fund	5.3%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.8%
MFS Commodity Strategy Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS International Intrinsic Value Fund	1.6%
MFS International Large Cap Value Fund	1.6%
MFS International Growth Fund	1.6%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%

C000006893 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class C
Trading Symbol	MACVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$56	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 56	[3]
Expense Ratio, Percent	1.09%	[3]
Net Assets	$ 3,688,377,721
Holdings Count | Holding	22
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	3,688,377,721	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.1%
MFS Research Fund	5.3%
MFS Growth Fund	5.3%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.8%
MFS Commodity Strategy Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS International Intrinsic Value Fund	1.6%
MFS International Large Cap Value Fund	1.6%
MFS International Growth Fund	1.6%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%

C000006894 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class I
Trading Symbol	MACIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$5	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 5	[4]
Expense Ratio, Percent	0.09%	[4]
Net Assets	$ 3,688,377,721
Holdings Count | Holding	22
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	3,688,377,721	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.1%
MFS Research Fund	5.3%
MFS Growth Fund	5.3%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.8%
MFS Commodity Strategy Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS International Intrinsic Value Fund	1.6%
MFS International Large Cap Value Fund	1.6%
MFS International Growth Fund	1.6%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%

C000006896 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class R1
Trading Symbol	MACKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$56	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 56	[5]
Expense Ratio, Percent	1.09%	[5]
Net Assets	$ 3,688,377,721
Holdings Count | Holding	22
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	3,688,377,721	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.1%
MFS Research Fund	5.3%
MFS Growth Fund	5.3%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.8%
MFS Commodity Strategy Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS International Intrinsic Value Fund	1.6%
MFS International Large Cap Value Fund	1.6%
MFS International Growth Fund	1.6%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%

C000231060 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class R6
Trading Symbol	MACQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$2	0.03%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 2	[6]
Expense Ratio, Percent	0.03%	[6]
Net Assets	$ 3,688,377,721
Holdings Count | Holding	22
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	3,688,377,721	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.1%
MFS Research Fund	5.3%
MFS Growth Fund	5.3%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.8%
MFS Commodity Strategy Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS International Intrinsic Value Fund	1.6%
MFS International Large Cap Value Fund	1.6%
MFS International Growth Fund	1.6%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%

C000006898 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class R2
Trading Symbol	MCARX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$30	0.59%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 30	[7]
Expense Ratio, Percent	0.59%	[7]
Net Assets	$ 3,688,377,721
Holdings Count | Holding	22
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	3,688,377,721	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.1%
MFS Research Fund	5.3%
MFS Growth Fund	5.3%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.8%
MFS Commodity Strategy Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS International Intrinsic Value Fund	1.6%
MFS International Large Cap Value Fund	1.6%
MFS International Growth Fund	1.6%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%

C000006899 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class R3
Trading Symbol	MACNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$18	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 18	[8]
Expense Ratio, Percent	0.34%	[8]
Net Assets	$ 3,688,377,721
Holdings Count | Holding	22
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	3,688,377,721	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.1%
MFS Research Fund	5.3%
MFS Growth Fund	5.3%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.8%
MFS Commodity Strategy Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS International Intrinsic Value Fund	1.6%
MFS International Large Cap Value Fund	1.6%
MFS International Growth Fund	1.6%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%

C000006888 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class R4
Trading Symbol	MACJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$5	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 5	[9]
Expense Ratio, Percent	0.09%	[9]
Net Assets	$ 3,688,377,721
Holdings Count | Holding	22
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	3,688,377,721	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.1%
MFS Research Fund	5.3%
MFS Growth Fund	5.3%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.8%
MFS Commodity Strategy Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS International Intrinsic Value Fund	1.6%
MFS International Large Cap Value Fund	1.6%
MFS International Growth Fund	1.6%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%

C000160020 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class A
Trading Symbol	BRWAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
Net Assets	$ 518,075,418
Holdings Count | Holding	70
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	518,075,418	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	70
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Information Technology	51.3%
Communication Services	12.8%
Consumer Discretionary	11.8%
Health Care	7.6%
Financials	6.7%
Industrials	5.4%
Consumer Staples	1.4%
Utilities	1.2%
Energy	0.3%
Real Estate	0.3%
Top ten holdings
NVIDIA Corp.	13.3%
Apple, Inc.	10.9%
Microsoft Corp.	10.2%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.3%
Alphabet, Inc., "A"	2.9%
Tesla, Inc.	2.7%
Alphabet, Inc., "C"	2.6%
Lam Research Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	13.3%
Apple, Inc.	10.9%
Microsoft Corp.	10.2%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.3%
Alphabet, Inc., "A"	2.9%
Tesla, Inc.	2.7%
Alphabet, Inc., "C"	2.6%
Lam Research Corp.	2.1%

C000160022 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class C
Trading Symbol	BRWCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$79	1.45%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.45%
Net Assets	$ 518,075,418
Holdings Count | Holding	70
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	518,075,418	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	70
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Information Technology	51.3%
Communication Services	12.8%
Consumer Discretionary	11.8%
Health Care	7.6%
Financials	6.7%
Industrials	5.4%
Consumer Staples	1.4%
Utilities	1.2%
Energy	0.3%
Real Estate	0.3%
Top ten holdings
NVIDIA Corp.	13.3%
Apple, Inc.	10.9%
Microsoft Corp.	10.2%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.3%
Alphabet, Inc., "A"	2.9%
Tesla, Inc.	2.7%
Alphabet, Inc., "C"	2.6%
Lam Research Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	13.3%
Apple, Inc.	10.9%
Microsoft Corp.	10.2%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.3%
Alphabet, Inc., "A"	2.9%
Tesla, Inc.	2.7%
Alphabet, Inc., "C"	2.6%
Lam Research Corp.	2.1%

C000160021 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class B
Trading Symbol	BRWBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$80	1.46%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.46%
Net Assets	$ 518,075,418
Holdings Count | Holding	70
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	518,075,418	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	70
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Information Technology	51.3%
Communication Services	12.8%
Consumer Discretionary	11.8%
Health Care	7.6%
Financials	6.7%
Industrials	5.4%
Consumer Staples	1.4%
Utilities	1.2%
Energy	0.3%
Real Estate	0.3%
Top ten holdings
NVIDIA Corp.	13.3%
Apple, Inc.	10.9%
Microsoft Corp.	10.2%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.3%
Alphabet, Inc., "A"	2.9%
Tesla, Inc.	2.7%
Alphabet, Inc., "C"	2.6%
Lam Research Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	13.3%
Apple, Inc.	10.9%
Microsoft Corp.	10.2%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.3%
Alphabet, Inc., "A"	2.9%
Tesla, Inc.	2.7%
Alphabet, Inc., "C"	2.6%
Lam Research Corp.	2.1%

C000160028 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class R6
Trading Symbol	BRWVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$21	0.39%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
Net Assets	$ 518,075,418
Holdings Count | Holding	70
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	518,075,418	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	70
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Information Technology	51.3%
Communication Services	12.8%
Consumer Discretionary	11.8%
Health Care	7.6%
Financials	6.7%
Industrials	5.4%
Consumer Staples	1.4%
Utilities	1.2%
Energy	0.3%
Real Estate	0.3%
Top ten holdings
NVIDIA Corp.	13.3%
Apple, Inc.	10.9%
Microsoft Corp.	10.2%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.3%
Alphabet, Inc., "A"	2.9%
Tesla, Inc.	2.7%
Alphabet, Inc., "C"	2.6%
Lam Research Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	13.3%
Apple, Inc.	10.9%
Microsoft Corp.	10.2%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.3%
Alphabet, Inc., "A"	2.9%
Tesla, Inc.	2.7%
Alphabet, Inc., "C"	2.6%
Lam Research Corp.	2.1%

C000160027 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class R4
Trading Symbol	BRWUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$25	0.45%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
Net Assets	$ 518,075,418
Holdings Count | Holding	70
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	518,075,418	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	70
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Information Technology	51.3%
Communication Services	12.8%
Consumer Discretionary	11.8%
Health Care	7.6%
Financials	6.7%
Industrials	5.4%
Consumer Staples	1.4%
Utilities	1.2%
Energy	0.3%
Real Estate	0.3%
Top ten holdings
NVIDIA Corp.	13.3%
Apple, Inc.	10.9%
Microsoft Corp.	10.2%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.3%
Alphabet, Inc., "A"	2.9%
Tesla, Inc.	2.7%
Alphabet, Inc., "C"	2.6%
Lam Research Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	13.3%
Apple, Inc.	10.9%
Microsoft Corp.	10.2%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.3%
Alphabet, Inc., "A"	2.9%
Tesla, Inc.	2.7%
Alphabet, Inc., "C"	2.6%
Lam Research Corp.	2.1%

C000160024 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class R1
Trading Symbol	BRWRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$80	1.46%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.46%
Net Assets	$ 518,075,418
Holdings Count | Holding	70
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	518,075,418	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	70
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Information Technology	51.3%
Communication Services	12.8%
Consumer Discretionary	11.8%
Health Care	7.6%
Financials	6.7%
Industrials	5.4%
Consumer Staples	1.4%
Utilities	1.2%
Energy	0.3%
Real Estate	0.3%
Top ten holdings
NVIDIA Corp.	13.3%
Apple, Inc.	10.9%
Microsoft Corp.	10.2%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.3%
Alphabet, Inc., "A"	2.9%
Tesla, Inc.	2.7%
Alphabet, Inc., "C"	2.6%
Lam Research Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	13.3%
Apple, Inc.	10.9%
Microsoft Corp.	10.2%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.3%
Alphabet, Inc., "A"	2.9%
Tesla, Inc.	2.7%
Alphabet, Inc., "C"	2.6%
Lam Research Corp.	2.1%

C000220109 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class A
Trading Symbol	MKVBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$51	0.96%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%
Net Assets	$ 7,352,609,300
Holdings Count | Holding	91
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	7,352,609,300	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.6%
Roche Holding AG	2.8%
UBS Group AG	2.5%
BNP Paribas S.A.	2.5%
British American Tobacco PLC	2.4%
Barclays PLC	2.4%
TotalEnergies SE	2.3%
National Grid PLC	2.1%
Bank of Ireland Group PLC	2.0%
Issuer country weightings
United Kingdom	26.3%
Japan	15.7%
France	15.4%
Switzerland	7.5%
United States	5.8%
Ireland	4.7%
Germany	4.5%
Canada	4.4%
Netherlands	4.0%
Other Countries	11.7%

Largest Holdings [Text Block]
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.6%
Roche Holding AG	2.8%
UBS Group AG	2.5%
BNP Paribas S.A.	2.5%
British American Tobacco PLC	2.4%
Barclays PLC	2.4%
TotalEnergies SE	2.3%
National Grid PLC	2.1%
Bank of Ireland Group PLC	2.0%

C000220112 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class C
Trading Symbol	MKVCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$91	1.71%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.71%
Net Assets	$ 7,352,609,300
Holdings Count | Holding	91
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	7,352,609,300	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.6%
Roche Holding AG	2.8%
UBS Group AG	2.5%
BNP Paribas S.A.	2.5%
British American Tobacco PLC	2.4%
Barclays PLC	2.4%
TotalEnergies SE	2.3%
National Grid PLC	2.1%
Bank of Ireland Group PLC	2.0%
Issuer country weightings
United Kingdom	26.3%
Japan	15.7%
France	15.4%
Switzerland	7.5%
United States	5.8%
Ireland	4.7%
Germany	4.5%
Canada	4.4%
Netherlands	4.0%
Other Countries	11.7%

Largest Holdings [Text Block]
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.6%
Roche Holding AG	2.8%
UBS Group AG	2.5%
BNP Paribas S.A.	2.5%
British American Tobacco PLC	2.4%
Barclays PLC	2.4%
TotalEnergies SE	2.3%
National Grid PLC	2.1%
Bank of Ireland Group PLC	2.0%

C000220111 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class I
Trading Symbol	MKVIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$38	0.71%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%
Net Assets	$ 7,352,609,300
Holdings Count | Holding	91
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	7,352,609,300	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.6%
Roche Holding AG	2.8%
UBS Group AG	2.5%
BNP Paribas S.A.	2.5%
British American Tobacco PLC	2.4%
Barclays PLC	2.4%
TotalEnergies SE	2.3%
National Grid PLC	2.1%
Bank of Ireland Group PLC	2.0%
Issuer country weightings
United Kingdom	26.3%
Japan	15.7%
France	15.4%
Switzerland	7.5%
United States	5.8%
Ireland	4.7%
Germany	4.5%
Canada	4.4%
Netherlands	4.0%
Other Countries	11.7%

Largest Holdings [Text Block]
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.6%
Roche Holding AG	2.8%
UBS Group AG	2.5%
BNP Paribas S.A.	2.5%
British American Tobacco PLC	2.4%
Barclays PLC	2.4%
TotalEnergies SE	2.3%
National Grid PLC	2.1%
Bank of Ireland Group PLC	2.0%

C000220110 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class R1
Trading Symbol	MKVDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$91	1.71%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.71%
Net Assets	$ 7,352,609,300
Holdings Count | Holding	91
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	7,352,609,300	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.6%
Roche Holding AG	2.8%
UBS Group AG	2.5%
BNP Paribas S.A.	2.5%
British American Tobacco PLC	2.4%
Barclays PLC	2.4%
TotalEnergies SE	2.3%
National Grid PLC	2.1%
Bank of Ireland Group PLC	2.0%
Issuer country weightings
United Kingdom	26.3%
Japan	15.7%
France	15.4%
Switzerland	7.5%
United States	5.8%
Ireland	4.7%
Germany	4.5%
Canada	4.4%
Netherlands	4.0%
Other Countries	11.7%

Largest Holdings [Text Block]
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.6%
Roche Holding AG	2.8%
UBS Group AG	2.5%
BNP Paribas S.A.	2.5%
British American Tobacco PLC	2.4%
Barclays PLC	2.4%
TotalEnergies SE	2.3%
National Grid PLC	2.1%
Bank of Ireland Group PLC	2.0%

C000220113 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class R2
Trading Symbol	MKVEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$64	1.21%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.21%
Net Assets	$ 7,352,609,300
Holdings Count | Holding	91
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	7,352,609,300	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.6%
Roche Holding AG	2.8%
UBS Group AG	2.5%
BNP Paribas S.A.	2.5%
British American Tobacco PLC	2.4%
Barclays PLC	2.4%
TotalEnergies SE	2.3%
National Grid PLC	2.1%
Bank of Ireland Group PLC	2.0%
Issuer country weightings
United Kingdom	26.3%
Japan	15.7%
France	15.4%
Switzerland	7.5%
United States	5.8%
Ireland	4.7%
Germany	4.5%
Canada	4.4%
Netherlands	4.0%
Other Countries	11.7%

Largest Holdings [Text Block]
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.6%
Roche Holding AG	2.8%
UBS Group AG	2.5%
BNP Paribas S.A.	2.5%
British American Tobacco PLC	2.4%
Barclays PLC	2.4%
TotalEnergies SE	2.3%
National Grid PLC	2.1%
Bank of Ireland Group PLC	2.0%

C000220108 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class R3
Trading Symbol	MKVFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$51	0.96%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%
Net Assets	$ 7,352,609,300
Holdings Count | Holding	91
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	7,352,609,300	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.6%
Roche Holding AG	2.8%
UBS Group AG	2.5%
BNP Paribas S.A.	2.5%
British American Tobacco PLC	2.4%
Barclays PLC	2.4%
TotalEnergies SE	2.3%
National Grid PLC	2.1%
Bank of Ireland Group PLC	2.0%
Issuer country weightings
United Kingdom	26.3%
Japan	15.7%
France	15.4%
Switzerland	7.5%
United States	5.8%
Ireland	4.7%
Germany	4.5%
Canada	4.4%
Netherlands	4.0%
Other Countries	11.7%

Largest Holdings [Text Block]
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.6%
Roche Holding AG	2.8%
UBS Group AG	2.5%
BNP Paribas S.A.	2.5%
British American Tobacco PLC	2.4%
Barclays PLC	2.4%
TotalEnergies SE	2.3%
National Grid PLC	2.1%
Bank of Ireland Group PLC	2.0%

C000220107 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class R4
Trading Symbol	MKVGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$38	0.71%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%
Net Assets	$ 7,352,609,300
Holdings Count | Holding	91
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	7,352,609,300	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.6%
Roche Holding AG	2.8%
UBS Group AG	2.5%
BNP Paribas S.A.	2.5%
British American Tobacco PLC	2.4%
Barclays PLC	2.4%
TotalEnergies SE	2.3%
National Grid PLC	2.1%
Bank of Ireland Group PLC	2.0%
Issuer country weightings
United Kingdom	26.3%
Japan	15.7%
France	15.4%
Switzerland	7.5%
United States	5.8%
Ireland	4.7%
Germany	4.5%
Canada	4.4%
Netherlands	4.0%
Other Countries	11.7%

Largest Holdings [Text Block]
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.6%
Roche Holding AG	2.8%
UBS Group AG	2.5%
BNP Paribas S.A.	2.5%
British American Tobacco PLC	2.4%
Barclays PLC	2.4%
TotalEnergies SE	2.3%
National Grid PLC	2.1%
Bank of Ireland Group PLC	2.0%

C000220106 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class R6
Trading Symbol	MKVHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$36	0.67%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%
Net Assets	$ 7,352,609,300
Holdings Count | Holding	91
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	7,352,609,300	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.6%
Roche Holding AG	2.8%
UBS Group AG	2.5%
BNP Paribas S.A.	2.5%
British American Tobacco PLC	2.4%
Barclays PLC	2.4%
TotalEnergies SE	2.3%
National Grid PLC	2.1%
Bank of Ireland Group PLC	2.0%
Issuer country weightings
United Kingdom	26.3%
Japan	15.7%
France	15.4%
Switzerland	7.5%
United States	5.8%
Ireland	4.7%
Germany	4.5%
Canada	4.4%
Netherlands	4.0%
Other Countries	11.7%

Largest Holdings [Text Block]
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.6%
Roche Holding AG	2.8%
UBS Group AG	2.5%
BNP Paribas S.A.	2.5%
British American Tobacco PLC	2.4%
Barclays PLC	2.4%
TotalEnergies SE	2.3%
National Grid PLC	2.1%
Bank of Ireland Group PLC	2.0%

C000160038 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class A
Trading Symbol	BRUDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 314,712,597
Holdings Count | Holding	125
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	314,712,597	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	125
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	22.3%
Industrials	12.9%
Health Care	12.6%
Information Technology	10.1%
Consumer Discretionary	8.2%
Communication Services	7.7%
Consumer Staples	7.0%
Energy	6.5%
Utilities	5.2%
Real Estate	3.9%
Materials	3.2%
Top ten holdings
Johnson & Johnson	3.0%
Alphabet, Inc., "A"	2.6%
Amazon.com, Inc.	2.4%
Wells Fargo & Co.	2.3%
Citigroup, Inc.	2.0%
Meta Platforms, Inc., "A"	1.8%
Caterpillar, Inc.	1.8%
Berkshire Hathaway, Inc., "B"	1.7%
JPMorgan Chase & Co.	1.7%
Medtronic PLC	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	3.0%
Alphabet, Inc., "A"	2.6%
Amazon.com, Inc.	2.4%
Wells Fargo & Co.	2.3%
Citigroup, Inc.	2.0%
Meta Platforms, Inc., "A"	1.8%
Caterpillar, Inc.	1.8%
Berkshire Hathaway, Inc., "B"	1.7%
JPMorgan Chase & Co.	1.7%
Medtronic PLC	1.6%

C000160039 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class B
Trading Symbol	BRUEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$77	1.46%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.46%
Net Assets	$ 314,712,597
Holdings Count | Holding	125
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	314,712,597	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	125
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	22.3%
Industrials	12.9%
Health Care	12.6%
Information Technology	10.1%
Consumer Discretionary	8.2%
Communication Services	7.7%
Consumer Staples	7.0%
Energy	6.5%
Utilities	5.2%
Real Estate	3.9%
Materials	3.2%
Top ten holdings
Johnson & Johnson	3.0%
Alphabet, Inc., "A"	2.6%
Amazon.com, Inc.	2.4%
Wells Fargo & Co.	2.3%
Citigroup, Inc.	2.0%
Meta Platforms, Inc., "A"	1.8%
Caterpillar, Inc.	1.8%
Berkshire Hathaway, Inc., "B"	1.7%
JPMorgan Chase & Co.	1.7%
Medtronic PLC	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	3.0%
Alphabet, Inc., "A"	2.6%
Amazon.com, Inc.	2.4%
Wells Fargo & Co.	2.3%
Citigroup, Inc.	2.0%
Meta Platforms, Inc., "A"	1.8%
Caterpillar, Inc.	1.8%
Berkshire Hathaway, Inc., "B"	1.7%
JPMorgan Chase & Co.	1.7%
Medtronic PLC	1.6%

C000195688 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class R6
Trading Symbol	MNWZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$30	0.59%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 30	[10]
Expense Ratio, Percent	0.59%	[10]
Net Assets	$ 37,759,846
Holdings Count | Holding	13
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	37,759,846	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	13

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Value Fund	30.5%
	MFS International Equity Fund	30.1%
	MFS Growth Fund	29.8%
Market Exposure Overlay	Mini Russell 1000 Growth Future DEC 19 25		(8.3)%
	Mini MSCI EAFE Index Future DEC 19 25		(13.1)%
	Mini Russell 1000 Value Index Future DEC 19 25		(13.4)%
Net Equity Exposure				55.6%
	Standard & Poor's 500 Index Option 5575.00 PUT MAR 20 26		(0.5)%
	Standard & Poor's 500 Index Option 5400.00 PUT JUN 18 26		(0.6)%
	Standard & Poor's 500 Index Option 5400.00 PUT SEP 18 26		(1.0)%
Standard & Poors Index Option PUT(s)				(2.1)%
Downside Hedge(s)				(2.1)%
Net Equivalent Equity Exposure		90.4%	(36.9)%	53.5%
Limited Maturity U.S. Treasury Notes				1.8%
Cash	Cash & Cash Equivalents (d)			7.7%
	Other (e)			37.0%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000142782 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class R4
Trading Symbol	MNWUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$34	0.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 34	[11]
Expense Ratio, Percent	0.67%	[11]
Net Assets	$ 37,759,846
Holdings Count | Holding	13
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	37,759,846	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	13

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Value Fund	30.5%
	MFS International Equity Fund	30.1%
	MFS Growth Fund	29.8%
Market Exposure Overlay	Mini Russell 1000 Growth Future DEC 19 25		(8.3)%
	Mini MSCI EAFE Index Future DEC 19 25		(13.1)%
	Mini Russell 1000 Value Index Future DEC 19 25		(13.4)%
Net Equity Exposure				55.6%
	Standard & Poor's 500 Index Option 5575.00 PUT MAR 20 26		(0.5)%
	Standard & Poor's 500 Index Option 5400.00 PUT JUN 18 26		(0.6)%
	Standard & Poor's 500 Index Option 5400.00 PUT SEP 18 26		(1.0)%
Standard & Poors Index Option PUT(s)				(2.1)%
Downside Hedge(s)				(2.1)%
Net Equivalent Equity Exposure		90.4%	(36.9)%	53.5%
Limited Maturity U.S. Treasury Notes				1.8%
Cash	Cash & Cash Equivalents (d)			7.7%
	Other (e)			37.0%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000142781 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class R3
Trading Symbol	MNWTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$47	0.92%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 47	[12]
Expense Ratio, Percent	0.92%	[12]
Net Assets	$ 37,759,846
Holdings Count | Holding	13
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	37,759,846	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	13

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Value Fund	30.5%
	MFS International Equity Fund	30.1%
	MFS Growth Fund	29.8%
Market Exposure Overlay	Mini Russell 1000 Growth Future DEC 19 25		(8.3)%
	Mini MSCI EAFE Index Future DEC 19 25		(13.1)%
	Mini Russell 1000 Value Index Future DEC 19 25		(13.4)%
Net Equity Exposure				55.6%
	Standard & Poor's 500 Index Option 5575.00 PUT MAR 20 26		(0.5)%
	Standard & Poor's 500 Index Option 5400.00 PUT JUN 18 26		(0.6)%
	Standard & Poor's 500 Index Option 5400.00 PUT SEP 18 26		(1.0)%
Standard & Poors Index Option PUT(s)				(2.1)%
Downside Hedge(s)				(2.1)%
Net Equivalent Equity Exposure		90.4%	(36.9)%	53.5%
Limited Maturity U.S. Treasury Notes				1.8%
Cash	Cash & Cash Equivalents (d)			7.7%
	Other (e)			37.0%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000195683 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class R6
Trading Symbol	MDIZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[13]
Expense Ratio, Percent	0.00%	[13]
Net Assets	$ 43,801,906,811
Holdings Count | Holding	7
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	43,801,906,811	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Intrinsic Value Fund	15.2%
MFS International Large Cap Value Fund	15.1%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	9.8%
MFS Institutional Money Market Portfolio	0.2%

C000006925 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class R4
Trading Symbol	MDITX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$5	0.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 5	[14]
Expense Ratio, Percent	0.10%	[14]
Net Assets	$ 43,801,906,811
Holdings Count | Holding	7
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	43,801,906,811	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Intrinsic Value Fund	15.2%
MFS International Large Cap Value Fund	15.1%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	9.8%
MFS Institutional Money Market Portfolio	0.2%

C000006936 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class R3
Trading Symbol	MDIHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$18	0.35%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 18	[15]
Expense Ratio, Percent	0.35%	[15]
Net Assets	$ 43,801,906,811
Holdings Count | Holding	7
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	43,801,906,811	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Intrinsic Value Fund	15.2%
MFS International Large Cap Value Fund	15.1%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	9.8%
MFS Institutional Money Market Portfolio	0.2%

C000142775 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class A
Trading Symbol	MNWAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$47	0.92%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 47	[16]
Expense Ratio, Percent	0.92%	[16]
Net Assets	$ 37,759,846
Holdings Count | Holding	13
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	37,759,846	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	13

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Value Fund	30.5%
	MFS International Equity Fund	30.1%
	MFS Growth Fund	29.8%
Market Exposure Overlay	Mini Russell 1000 Growth Future DEC 19 25		(8.3)%
	Mini MSCI EAFE Index Future DEC 19 25		(13.1)%
	Mini Russell 1000 Value Index Future DEC 19 25		(13.4)%
Net Equity Exposure				55.6%
	Standard & Poor's 500 Index Option 5575.00 PUT MAR 20 26		(0.5)%
	Standard & Poor's 500 Index Option 5400.00 PUT JUN 18 26		(0.6)%
	Standard & Poor's 500 Index Option 5400.00 PUT SEP 18 26		(1.0)%
Standard & Poors Index Option PUT(s)				(2.1)%
Downside Hedge(s)				(2.1)%
Net Equivalent Equity Exposure		90.4%	(36.9)%	53.5%
Limited Maturity U.S. Treasury Notes				1.8%
Cash	Cash & Cash Equivalents (d)			7.7%
	Other (e)			37.0%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000142776 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class B
Trading Symbol	MNWBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$84	1.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 84	[17]
Expense Ratio, Percent	1.67%	[17]
Net Assets	$ 37,759,846
Holdings Count | Holding	13
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	37,759,846	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	13

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Value Fund	30.5%
	MFS International Equity Fund	30.1%
	MFS Growth Fund	29.8%
Market Exposure Overlay	Mini Russell 1000 Growth Future DEC 19 25		(8.3)%
	Mini MSCI EAFE Index Future DEC 19 25		(13.1)%
	Mini Russell 1000 Value Index Future DEC 19 25		(13.4)%
Net Equity Exposure				55.6%
	Standard & Poor's 500 Index Option 5575.00 PUT MAR 20 26		(0.5)%
	Standard & Poor's 500 Index Option 5400.00 PUT JUN 18 26		(0.6)%
	Standard & Poor's 500 Index Option 5400.00 PUT SEP 18 26		(1.0)%
Standard & Poors Index Option PUT(s)				(2.1)%
Downside Hedge(s)				(2.1)%
Net Equivalent Equity Exposure		90.4%	(36.9)%	53.5%
Limited Maturity U.S. Treasury Notes				1.8%
Cash	Cash & Cash Equivalents (d)			7.7%
	Other (e)			37.0%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000142777 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class C
Trading Symbol	MNWCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$84	1.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 84	[18]
Expense Ratio, Percent	1.67%	[18]
Net Assets	$ 37,759,846
Holdings Count | Holding	13
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	37,759,846	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	13

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Value Fund	30.5%
	MFS International Equity Fund	30.1%
	MFS Growth Fund	29.8%
Market Exposure Overlay	Mini Russell 1000 Growth Future DEC 19 25		(8.3)%
	Mini MSCI EAFE Index Future DEC 19 25		(13.1)%
	Mini Russell 1000 Value Index Future DEC 19 25		(13.4)%
Net Equity Exposure				55.6%
	Standard & Poor's 500 Index Option 5575.00 PUT MAR 20 26		(0.5)%
	Standard & Poor's 500 Index Option 5400.00 PUT JUN 18 26		(0.6)%
	Standard & Poor's 500 Index Option 5400.00 PUT SEP 18 26		(1.0)%
Standard & Poors Index Option PUT(s)				(2.1)%
Downside Hedge(s)				(2.1)%
Net Equivalent Equity Exposure		90.4%	(36.9)%	53.5%
Limited Maturity U.S. Treasury Notes				1.8%
Cash	Cash & Cash Equivalents (d)			7.7%
	Other (e)			37.0%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000142778 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class I
Trading Symbol	MNWIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$34	0.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 34	[19]
Expense Ratio, Percent	0.67%	[19]
Net Assets	$ 37,759,846
Holdings Count | Holding	13
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	37,759,846	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	13

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Value Fund	30.5%
	MFS International Equity Fund	30.1%
	MFS Growth Fund	29.8%
Market Exposure Overlay	Mini Russell 1000 Growth Future DEC 19 25		(8.3)%
	Mini MSCI EAFE Index Future DEC 19 25		(13.1)%
	Mini Russell 1000 Value Index Future DEC 19 25		(13.4)%
Net Equity Exposure				55.6%
	Standard & Poor's 500 Index Option 5575.00 PUT MAR 20 26		(0.5)%
	Standard & Poor's 500 Index Option 5400.00 PUT JUN 18 26		(0.6)%
	Standard & Poor's 500 Index Option 5400.00 PUT SEP 18 26		(1.0)%
Standard & Poors Index Option PUT(s)				(2.1)%
Downside Hedge(s)				(2.1)%
Net Equivalent Equity Exposure		90.4%	(36.9)%	53.5%
Limited Maturity U.S. Treasury Notes				1.8%
Cash	Cash & Cash Equivalents (d)			7.7%
	Other (e)			37.0%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000142779 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class R1
Trading Symbol	MNWRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$84	1.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 84	[20]
Expense Ratio, Percent	1.67%	[20]
Net Assets	$ 37,759,846
Holdings Count | Holding	13
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	37,759,846	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	13

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Value Fund	30.5%
	MFS International Equity Fund	30.1%
	MFS Growth Fund	29.8%
Market Exposure Overlay	Mini Russell 1000 Growth Future DEC 19 25		(8.3)%
	Mini MSCI EAFE Index Future DEC 19 25		(13.1)%
	Mini Russell 1000 Value Index Future DEC 19 25		(13.4)%
Net Equity Exposure				55.6%
	Standard & Poor's 500 Index Option 5575.00 PUT MAR 20 26		(0.5)%
	Standard & Poor's 500 Index Option 5400.00 PUT JUN 18 26		(0.6)%
	Standard & Poor's 500 Index Option 5400.00 PUT SEP 18 26		(1.0)%
Standard & Poors Index Option PUT(s)				(2.1)%
Downside Hedge(s)				(2.1)%
Net Equivalent Equity Exposure		90.4%	(36.9)%	53.5%
Limited Maturity U.S. Treasury Notes				1.8%
Cash	Cash & Cash Equivalents (d)			7.7%
	Other (e)			37.0%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000142780 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class R2
Trading Symbol	MNWSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$59	1.17%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 59	[21]
Expense Ratio, Percent	1.17%	[21]
Net Assets	$ 37,759,846
Holdings Count | Holding	13
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	37,759,846	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	13

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Value Fund	30.5%
	MFS International Equity Fund	30.1%
	MFS Growth Fund	29.8%
Market Exposure Overlay	Mini Russell 1000 Growth Future DEC 19 25		(8.3)%
	Mini MSCI EAFE Index Future DEC 19 25		(13.1)%
	Mini Russell 1000 Value Index Future DEC 19 25		(13.4)%
Net Equity Exposure				55.6%
	Standard & Poor's 500 Index Option 5575.00 PUT MAR 20 26		(0.5)%
	Standard & Poor's 500 Index Option 5400.00 PUT JUN 18 26		(0.6)%
	Standard & Poor's 500 Index Option 5400.00 PUT SEP 18 26		(1.0)%
Standard & Poors Index Option PUT(s)				(2.1)%
Downside Hedge(s)				(2.1)%
Net Equivalent Equity Exposure		90.4%	(36.9)%	53.5%
Limited Maturity U.S. Treasury Notes				1.8%
Cash	Cash & Cash Equivalents (d)			7.7%
	Other (e)			37.0%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000160046 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class R6
Trading Symbol	BRUNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$21	0.39%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
Net Assets	$ 314,712,597
Holdings Count | Holding	125
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	314,712,597	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	125
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	22.3%
Industrials	12.9%
Health Care	12.6%
Information Technology	10.1%
Consumer Discretionary	8.2%
Communication Services	7.7%
Consumer Staples	7.0%
Energy	6.5%
Utilities	5.2%
Real Estate	3.9%
Materials	3.2%
Top ten holdings
Johnson & Johnson	3.0%
Alphabet, Inc., "A"	2.6%
Amazon.com, Inc.	2.4%
Wells Fargo & Co.	2.3%
Citigroup, Inc.	2.0%
Meta Platforms, Inc., "A"	1.8%
Caterpillar, Inc.	1.8%
Berkshire Hathaway, Inc., "B"	1.7%
JPMorgan Chase & Co.	1.7%
Medtronic PLC	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	3.0%
Alphabet, Inc., "A"	2.6%
Amazon.com, Inc.	2.4%
Wells Fargo & Co.	2.3%
Citigroup, Inc.	2.0%
Meta Platforms, Inc., "A"	1.8%
Caterpillar, Inc.	1.8%
Berkshire Hathaway, Inc., "B"	1.7%
JPMorgan Chase & Co.	1.7%
Medtronic PLC	1.6%

C000160045 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Value Equity Fund
Class Name	Class R4
Trading Symbol	BRUMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 314,712,597
Holdings Count | Holding	125
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	314,712,597	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	125
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	22.3%
Industrials	12.9%
Health Care	12.6%
Information Technology	10.1%
Consumer Discretionary	8.2%
Communication Services	7.7%
Consumer Staples	7.0%
Energy	6.5%
Utilities	5.2%
Real Estate	3.9%
Materials	3.2%
Top ten holdings
Johnson & Johnson	3.0%
Alphabet, Inc., "A"	2.6%
Amazon.com, Inc.	2.4%
Wells Fargo & Co.	2.3%
Citigroup, Inc.	2.0%
Meta Platforms, Inc., "A"	1.8%
Caterpillar, Inc.	1.8%
Berkshire Hathaway, Inc., "B"	1.7%
JPMorgan Chase & Co.	1.7%
Medtronic PLC	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	3.0%
Alphabet, Inc., "A"	2.6%
Amazon.com, Inc.	2.4%
Wells Fargo & Co.	2.3%
Citigroup, Inc.	2.0%
Meta Platforms, Inc., "A"	1.8%
Caterpillar, Inc.	1.8%
Berkshire Hathaway, Inc., "B"	1.7%
JPMorgan Chase & Co.	1.7%
Medtronic PLC	1.6%

C000160044 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class R3
Trading Symbol	BRULX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 314,712,597
Holdings Count | Holding	125
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	314,712,597	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	125
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	22.3%
Industrials	12.9%
Health Care	12.6%
Information Technology	10.1%
Consumer Discretionary	8.2%
Communication Services	7.7%
Consumer Staples	7.0%
Energy	6.5%
Utilities	5.2%
Real Estate	3.9%
Materials	3.2%
Top ten holdings
Johnson & Johnson	3.0%
Alphabet, Inc., "A"	2.6%
Amazon.com, Inc.	2.4%
Wells Fargo & Co.	2.3%
Citigroup, Inc.	2.0%
Meta Platforms, Inc., "A"	1.8%
Caterpillar, Inc.	1.8%
Berkshire Hathaway, Inc., "B"	1.7%
JPMorgan Chase & Co.	1.7%
Medtronic PLC	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	3.0%
Alphabet, Inc., "A"	2.6%
Amazon.com, Inc.	2.4%
Wells Fargo & Co.	2.3%
Citigroup, Inc.	2.0%
Meta Platforms, Inc., "A"	1.8%
Caterpillar, Inc.	1.8%
Berkshire Hathaway, Inc., "B"	1.7%
JPMorgan Chase & Co.	1.7%
Medtronic PLC	1.6%

C000160043 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class R2
Trading Symbol	BRUKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$51	0.96%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%
Net Assets	$ 314,712,597
Holdings Count | Holding	125
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	314,712,597	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	125
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	22.3%
Industrials	12.9%
Health Care	12.6%
Information Technology	10.1%
Consumer Discretionary	8.2%
Communication Services	7.7%
Consumer Staples	7.0%
Energy	6.5%
Utilities	5.2%
Real Estate	3.9%
Materials	3.2%
Top ten holdings
Johnson & Johnson	3.0%
Alphabet, Inc., "A"	2.6%
Amazon.com, Inc.	2.4%
Wells Fargo & Co.	2.3%
Citigroup, Inc.	2.0%
Meta Platforms, Inc., "A"	1.8%
Caterpillar, Inc.	1.8%
Berkshire Hathaway, Inc., "B"	1.7%
JPMorgan Chase & Co.	1.7%
Medtronic PLC	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	3.0%
Alphabet, Inc., "A"	2.6%
Amazon.com, Inc.	2.4%
Wells Fargo & Co.	2.3%
Citigroup, Inc.	2.0%
Meta Platforms, Inc., "A"	1.8%
Caterpillar, Inc.	1.8%
Berkshire Hathaway, Inc., "B"	1.7%
JPMorgan Chase & Co.	1.7%
Medtronic PLC	1.6%

C000160023 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class I
Trading Symbol	BRWJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$25	0.45%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
Net Assets	$ 518,075,418
Holdings Count | Holding	70
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	518,075,418	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	70
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Information Technology	51.3%
Communication Services	12.8%
Consumer Discretionary	11.8%
Health Care	7.6%
Financials	6.7%
Industrials	5.4%
Consumer Staples	1.4%
Utilities	1.2%
Energy	0.3%
Real Estate	0.3%
Top ten holdings
NVIDIA Corp.	13.3%
Apple, Inc.	10.9%
Microsoft Corp.	10.2%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.3%
Alphabet, Inc., "A"	2.9%
Tesla, Inc.	2.7%
Alphabet, Inc., "C"	2.6%
Lam Research Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	13.3%
Apple, Inc.	10.9%
Microsoft Corp.	10.2%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.3%
Alphabet, Inc., "A"	2.9%
Tesla, Inc.	2.7%
Alphabet, Inc., "C"	2.6%
Lam Research Corp.	2.1%

C000160025 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class R2
Trading Symbol	BRWSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$52	0.95%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%
Net Assets	$ 518,075,418
Holdings Count | Holding	70
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	518,075,418	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	70
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Information Technology	51.3%
Communication Services	12.8%
Consumer Discretionary	11.8%
Health Care	7.6%
Financials	6.7%
Industrials	5.4%
Consumer Staples	1.4%
Utilities	1.2%
Energy	0.3%
Real Estate	0.3%
Top ten holdings
NVIDIA Corp.	13.3%
Apple, Inc.	10.9%
Microsoft Corp.	10.2%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.3%
Alphabet, Inc., "A"	2.9%
Tesla, Inc.	2.7%
Alphabet, Inc., "C"	2.6%
Lam Research Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	13.3%
Apple, Inc.	10.9%
Microsoft Corp.	10.2%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.3%
Alphabet, Inc., "A"	2.9%
Tesla, Inc.	2.7%
Alphabet, Inc., "C"	2.6%
Lam Research Corp.	2.1%

C000160026 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class R3
Trading Symbol	BRWTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$39	0.71%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.71%
Net Assets	$ 518,075,418
Holdings Count | Holding	70
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	518,075,418	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	70
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Information Technology	51.3%
Communication Services	12.8%
Consumer Discretionary	11.8%
Health Care	7.6%
Financials	6.7%
Industrials	5.4%
Consumer Staples	1.4%
Utilities	1.2%
Energy	0.3%
Real Estate	0.3%
Top ten holdings
NVIDIA Corp.	13.3%
Apple, Inc.	10.9%
Microsoft Corp.	10.2%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.3%
Alphabet, Inc., "A"	2.9%
Tesla, Inc.	2.7%
Alphabet, Inc., "C"	2.6%
Lam Research Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	13.3%
Apple, Inc.	10.9%
Microsoft Corp.	10.2%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.3%
Alphabet, Inc., "A"	2.9%
Tesla, Inc.	2.7%
Alphabet, Inc., "C"	2.6%
Lam Research Corp.	2.1%

C000172723 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class R6
Trading Symbol	BMSYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 2,290,387,952
Holdings Count | Holding	147
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,290,387,952	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Industrials	18.0%
Financials	15.9%
Consumer Discretionary	11.9%
Information Technology	11.5%
Health Care	11.1%
Real Estate	7.7%
Utilities	7.6%
Energy	5.4%
Consumer Staples	4.0%
Materials	3.3%
Communication Services	3.0%
Top ten holdings
Valero Energy Corp.	1.7%
Phillips 66	1.7%
Wabtec Corp.	1.7%
TechnipFMC PLC	1.7%
Ameriprise Financial, Inc.	1.6%
O'Reilly Automotive, Inc.	1.6%
Popular, Inc.	1.6%
Roblox Corp., "A"	1.6%
Synchrony Financial	1.6%
Leidos Holdings, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Valero Energy Corp.	1.7%
Phillips 66	1.7%
Wabtec Corp.	1.7%
TechnipFMC PLC	1.7%
Ameriprise Financial, Inc.	1.6%
O'Reilly Automotive, Inc.	1.6%
Popular, Inc.	1.6%
Roblox Corp., "A"	1.6%
Synchrony Financial	1.6%
Leidos Holdings, Inc.	1.6%

C000172715 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class A
Trading Symbol	BMSFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$44	0.84%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%
Net Assets	$ 2,290,387,952
Holdings Count | Holding	147
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,290,387,952	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Industrials	18.0%
Financials	15.9%
Consumer Discretionary	11.9%
Information Technology	11.5%
Health Care	11.1%
Real Estate	7.7%
Utilities	7.6%
Energy	5.4%
Consumer Staples	4.0%
Materials	3.3%
Communication Services	3.0%
Top ten holdings
Valero Energy Corp.	1.7%
Phillips 66	1.7%
Wabtec Corp.	1.7%
TechnipFMC PLC	1.7%
Ameriprise Financial, Inc.	1.6%
O'Reilly Automotive, Inc.	1.6%
Popular, Inc.	1.6%
Roblox Corp., "A"	1.6%
Synchrony Financial	1.6%
Leidos Holdings, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Valero Energy Corp.	1.7%
Phillips 66	1.7%
Wabtec Corp.	1.7%
TechnipFMC PLC	1.7%
Ameriprise Financial, Inc.	1.6%
O'Reilly Automotive, Inc.	1.6%
Popular, Inc.	1.6%
Roblox Corp., "A"	1.6%
Synchrony Financial	1.6%
Leidos Holdings, Inc.	1.6%

C000172716 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class B
Trading Symbol	BMSBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$83	1.59%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.59%
Net Assets	$ 2,290,387,952
Holdings Count | Holding	147
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,290,387,952	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Industrials	18.0%
Financials	15.9%
Consumer Discretionary	11.9%
Information Technology	11.5%
Health Care	11.1%
Real Estate	7.7%
Utilities	7.6%
Energy	5.4%
Consumer Staples	4.0%
Materials	3.3%
Communication Services	3.0%
Top ten holdings
Valero Energy Corp.	1.7%
Phillips 66	1.7%
Wabtec Corp.	1.7%
TechnipFMC PLC	1.7%
Ameriprise Financial, Inc.	1.6%
O'Reilly Automotive, Inc.	1.6%
Popular, Inc.	1.6%
Roblox Corp., "A"	1.6%
Synchrony Financial	1.6%
Leidos Holdings, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Valero Energy Corp.	1.7%
Phillips 66	1.7%
Wabtec Corp.	1.7%
TechnipFMC PLC	1.7%
Ameriprise Financial, Inc.	1.6%
O'Reilly Automotive, Inc.	1.6%
Popular, Inc.	1.6%
Roblox Corp., "A"	1.6%
Synchrony Financial	1.6%
Leidos Holdings, Inc.	1.6%

C000172717 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class C
Trading Symbol	BMSDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$83	1.59%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.59%
Net Assets	$ 2,290,387,952
Holdings Count | Holding	147
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,290,387,952	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Industrials	18.0%
Financials	15.9%
Consumer Discretionary	11.9%
Information Technology	11.5%
Health Care	11.1%
Real Estate	7.7%
Utilities	7.6%
Energy	5.4%
Consumer Staples	4.0%
Materials	3.3%
Communication Services	3.0%
Top ten holdings
Valero Energy Corp.	1.7%
Phillips 66	1.7%
Wabtec Corp.	1.7%
TechnipFMC PLC	1.7%
Ameriprise Financial, Inc.	1.6%
O'Reilly Automotive, Inc.	1.6%
Popular, Inc.	1.6%
Roblox Corp., "A"	1.6%
Synchrony Financial	1.6%
Leidos Holdings, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Valero Energy Corp.	1.7%
Phillips 66	1.7%
Wabtec Corp.	1.7%
TechnipFMC PLC	1.7%
Ameriprise Financial, Inc.	1.6%
O'Reilly Automotive, Inc.	1.6%
Popular, Inc.	1.6%
Roblox Corp., "A"	1.6%
Synchrony Financial	1.6%
Leidos Holdings, Inc.	1.6%

C000172718 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class I
Trading Symbol	BMSLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Net Assets	$ 2,290,387,952
Holdings Count | Holding	147
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,290,387,952	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Industrials	18.0%
Financials	15.9%
Consumer Discretionary	11.9%
Information Technology	11.5%
Health Care	11.1%
Real Estate	7.7%
Utilities	7.6%
Energy	5.4%
Consumer Staples	4.0%
Materials	3.3%
Communication Services	3.0%
Top ten holdings
Valero Energy Corp.	1.7%
Phillips 66	1.7%
Wabtec Corp.	1.7%
TechnipFMC PLC	1.7%
Ameriprise Financial, Inc.	1.6%
O'Reilly Automotive, Inc.	1.6%
Popular, Inc.	1.6%
Roblox Corp., "A"	1.6%
Synchrony Financial	1.6%
Leidos Holdings, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Valero Energy Corp.	1.7%
Phillips 66	1.7%
Wabtec Corp.	1.7%
TechnipFMC PLC	1.7%
Ameriprise Financial, Inc.	1.6%
O'Reilly Automotive, Inc.	1.6%
Popular, Inc.	1.6%
Roblox Corp., "A"	1.6%
Synchrony Financial	1.6%
Leidos Holdings, Inc.	1.6%

C000172719 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class R1
Trading Symbol	BMSRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$44	0.84%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%
Net Assets	$ 2,290,387,952
Holdings Count | Holding	147
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,290,387,952	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Industrials	18.0%
Financials	15.9%
Consumer Discretionary	11.9%
Information Technology	11.5%
Health Care	11.1%
Real Estate	7.7%
Utilities	7.6%
Energy	5.4%
Consumer Staples	4.0%
Materials	3.3%
Communication Services	3.0%
Top ten holdings
Valero Energy Corp.	1.7%
Phillips 66	1.7%
Wabtec Corp.	1.7%
TechnipFMC PLC	1.7%
Ameriprise Financial, Inc.	1.6%
O'Reilly Automotive, Inc.	1.6%
Popular, Inc.	1.6%
Roblox Corp., "A"	1.6%
Synchrony Financial	1.6%
Leidos Holdings, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Valero Energy Corp.	1.7%
Phillips 66	1.7%
Wabtec Corp.	1.7%
TechnipFMC PLC	1.7%
Ameriprise Financial, Inc.	1.6%
O'Reilly Automotive, Inc.	1.6%
Popular, Inc.	1.6%
Roblox Corp., "A"	1.6%
Synchrony Financial	1.6%
Leidos Holdings, Inc.	1.6%

C000172720 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class R2
Trading Symbol	BMSSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$57	1.09%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.09%
Net Assets	$ 2,290,387,952
Holdings Count | Holding	147
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,290,387,952	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Industrials	18.0%
Financials	15.9%
Consumer Discretionary	11.9%
Information Technology	11.5%
Health Care	11.1%
Real Estate	7.7%
Utilities	7.6%
Energy	5.4%
Consumer Staples	4.0%
Materials	3.3%
Communication Services	3.0%
Top ten holdings
Valero Energy Corp.	1.7%
Phillips 66	1.7%
Wabtec Corp.	1.7%
TechnipFMC PLC	1.7%
Ameriprise Financial, Inc.	1.6%
O'Reilly Automotive, Inc.	1.6%
Popular, Inc.	1.6%
Roblox Corp., "A"	1.6%
Synchrony Financial	1.6%
Leidos Holdings, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Valero Energy Corp.	1.7%
Phillips 66	1.7%
Wabtec Corp.	1.7%
TechnipFMC PLC	1.7%
Ameriprise Financial, Inc.	1.6%
O'Reilly Automotive, Inc.	1.6%
Popular, Inc.	1.6%
Roblox Corp., "A"	1.6%
Synchrony Financial	1.6%
Leidos Holdings, Inc.	1.6%

C000172721 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class R3
Trading Symbol	BMSTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$44	0.84%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%
Net Assets	$ 2,290,387,952
Holdings Count | Holding	147
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,290,387,952	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Industrials	18.0%
Financials	15.9%
Consumer Discretionary	11.9%
Information Technology	11.5%
Health Care	11.1%
Real Estate	7.7%
Utilities	7.6%
Energy	5.4%
Consumer Staples	4.0%
Materials	3.3%
Communication Services	3.0%
Top ten holdings
Valero Energy Corp.	1.7%
Phillips 66	1.7%
Wabtec Corp.	1.7%
TechnipFMC PLC	1.7%
Ameriprise Financial, Inc.	1.6%
O'Reilly Automotive, Inc.	1.6%
Popular, Inc.	1.6%
Roblox Corp., "A"	1.6%
Synchrony Financial	1.6%
Leidos Holdings, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Valero Energy Corp.	1.7%
Phillips 66	1.7%
Wabtec Corp.	1.7%
TechnipFMC PLC	1.7%
Ameriprise Financial, Inc.	1.6%
O'Reilly Automotive, Inc.	1.6%
Popular, Inc.	1.6%
Roblox Corp., "A"	1.6%
Synchrony Financial	1.6%
Leidos Holdings, Inc.	1.6%

C000172722 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class R4
Trading Symbol	BMSVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Net Assets	$ 2,290,387,952
Holdings Count | Holding	147
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,290,387,952	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Industrials	18.0%
Financials	15.9%
Consumer Discretionary	11.9%
Information Technology	11.5%
Health Care	11.1%
Real Estate	7.7%
Utilities	7.6%
Energy	5.4%
Consumer Staples	4.0%
Materials	3.3%
Communication Services	3.0%
Top ten holdings
Valero Energy Corp.	1.7%
Phillips 66	1.7%
Wabtec Corp.	1.7%
TechnipFMC PLC	1.7%
Ameriprise Financial, Inc.	1.6%
O'Reilly Automotive, Inc.	1.6%
Popular, Inc.	1.6%
Roblox Corp., "A"	1.6%
Synchrony Financial	1.6%
Leidos Holdings, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Valero Energy Corp.	1.7%
Phillips 66	1.7%
Wabtec Corp.	1.7%
TechnipFMC PLC	1.7%
Ameriprise Financial, Inc.	1.6%
O'Reilly Automotive, Inc.	1.6%
Popular, Inc.	1.6%
Roblox Corp., "A"	1.6%
Synchrony Financial	1.6%
Leidos Holdings, Inc.	1.6%

C000006937 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class A
Trading Symbol	MGRAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Net Assets	$ 22,002,494,157
Holdings Count | Holding	88
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	22,002,494,157	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Schneider Electric SE	3.5%
Roche Holding AG	3.1%
SAP SE	3.0%
Nestle S.A.	3.0%
AIA Group Ltd.	2.7%
AstraZeneca PLC	2.7%
Hitachi Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Agnico Eagle Mines Ltd.	2.3%
Issuer country weightings
France	12.2%
United Kingdom	11.3%
Japan	9.9%
Germany	9.1%
Canada	7.6%
Switzerland	7.1%
United States	6.3%
Taiwan	5.8%
China	4.3%
Other Countries	26.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Schneider Electric SE	3.5%
Roche Holding AG	3.1%
SAP SE	3.0%
Nestle S.A.	3.0%
AIA Group Ltd.	2.7%
AstraZeneca PLC	2.7%
Hitachi Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Agnico Eagle Mines Ltd.	2.3%

C000006938 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class B
Trading Symbol	MGRBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$92	1.78%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.78%
Net Assets	$ 22,002,494,157
Holdings Count | Holding	88
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	22,002,494,157	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Schneider Electric SE	3.5%
Roche Holding AG	3.1%
SAP SE	3.0%
Nestle S.A.	3.0%
AIA Group Ltd.	2.7%
AstraZeneca PLC	2.7%
Hitachi Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Agnico Eagle Mines Ltd.	2.3%
Issuer country weightings
France	12.2%
United Kingdom	11.3%
Japan	9.9%
Germany	9.1%
Canada	7.6%
Switzerland	7.1%
United States	6.3%
Taiwan	5.8%
China	4.3%
Other Countries	26.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Schneider Electric SE	3.5%
Roche Holding AG	3.1%
SAP SE	3.0%
Nestle S.A.	3.0%
AIA Group Ltd.	2.7%
AstraZeneca PLC	2.7%
Hitachi Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Agnico Eagle Mines Ltd.	2.3%

C000006939 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class C
Trading Symbol	MGRCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$92	1.78%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.78%
Net Assets	$ 22,002,494,157
Holdings Count | Holding	88
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	22,002,494,157	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Schneider Electric SE	3.5%
Roche Holding AG	3.1%
SAP SE	3.0%
Nestle S.A.	3.0%
AIA Group Ltd.	2.7%
AstraZeneca PLC	2.7%
Hitachi Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Agnico Eagle Mines Ltd.	2.3%
Issuer country weightings
France	12.2%
United Kingdom	11.3%
Japan	9.9%
Germany	9.1%
Canada	7.6%
Switzerland	7.1%
United States	6.3%
Taiwan	5.8%
China	4.3%
Other Countries	26.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Schneider Electric SE	3.5%
Roche Holding AG	3.1%
SAP SE	3.0%
Nestle S.A.	3.0%
AIA Group Ltd.	2.7%
AstraZeneca PLC	2.7%
Hitachi Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Agnico Eagle Mines Ltd.	2.3%

C000006940 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class I
Trading Symbol	MQGIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 22,002,494,157
Holdings Count | Holding	88
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	22,002,494,157	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Schneider Electric SE	3.5%
Roche Holding AG	3.1%
SAP SE	3.0%
Nestle S.A.	3.0%
AIA Group Ltd.	2.7%
AstraZeneca PLC	2.7%
Hitachi Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Agnico Eagle Mines Ltd.	2.3%
Issuer country weightings
France	12.2%
United Kingdom	11.3%
Japan	9.9%
Germany	9.1%
Canada	7.6%
Switzerland	7.1%
United States	6.3%
Taiwan	5.8%
China	4.3%
Other Countries	26.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Schneider Electric SE	3.5%
Roche Holding AG	3.1%
SAP SE	3.0%
Nestle S.A.	3.0%
AIA Group Ltd.	2.7%
AstraZeneca PLC	2.7%
Hitachi Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Agnico Eagle Mines Ltd.	2.3%

C000034484 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class R6
Trading Symbol	MGRDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Net Assets	$ 22,002,494,157
Holdings Count | Holding	88
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	22,002,494,157	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Schneider Electric SE	3.5%
Roche Holding AG	3.1%
SAP SE	3.0%
Nestle S.A.	3.0%
AIA Group Ltd.	2.7%
AstraZeneca PLC	2.7%
Hitachi Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Agnico Eagle Mines Ltd.	2.3%
Issuer country weightings
France	12.2%
United Kingdom	11.3%
Japan	9.9%
Germany	9.1%
Canada	7.6%
Switzerland	7.1%
United States	6.3%
Taiwan	5.8%
China	4.3%
Other Countries	26.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Schneider Electric SE	3.5%
Roche Holding AG	3.1%
SAP SE	3.0%
Nestle S.A.	3.0%
AIA Group Ltd.	2.7%
AstraZeneca PLC	2.7%
Hitachi Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Agnico Eagle Mines Ltd.	2.3%

C000071431 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class R1
Trading Symbol	MGRRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$92	1.78%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.78%
Net Assets	$ 22,002,494,157
Holdings Count | Holding	88
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	22,002,494,157	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Schneider Electric SE	3.5%
Roche Holding AG	3.1%
SAP SE	3.0%
Nestle S.A.	3.0%
AIA Group Ltd.	2.7%
AstraZeneca PLC	2.7%
Hitachi Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Agnico Eagle Mines Ltd.	2.3%
Issuer country weightings
France	12.2%
United Kingdom	11.3%
Japan	9.9%
Germany	9.1%
Canada	7.6%
Switzerland	7.1%
United States	6.3%
Taiwan	5.8%
China	4.3%
Other Countries	26.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Schneider Electric SE	3.5%
Roche Holding AG	3.1%
SAP SE	3.0%
Nestle S.A.	3.0%
AIA Group Ltd.	2.7%
AstraZeneca PLC	2.7%
Hitachi Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Agnico Eagle Mines Ltd.	2.3%

C000071432 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class R2
Trading Symbol	MGRQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$66	1.28%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.28%
Net Assets	$ 22,002,494,157
Holdings Count | Holding	88
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	22,002,494,157	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Schneider Electric SE	3.5%
Roche Holding AG	3.1%
SAP SE	3.0%
Nestle S.A.	3.0%
AIA Group Ltd.	2.7%
AstraZeneca PLC	2.7%
Hitachi Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Agnico Eagle Mines Ltd.	2.3%
Issuer country weightings
France	12.2%
United Kingdom	11.3%
Japan	9.9%
Germany	9.1%
Canada	7.6%
Switzerland	7.1%
United States	6.3%
Taiwan	5.8%
China	4.3%
Other Countries	26.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Schneider Electric SE	3.5%
Roche Holding AG	3.1%
SAP SE	3.0%
Nestle S.A.	3.0%
AIA Group Ltd.	2.7%
AstraZeneca PLC	2.7%
Hitachi Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Agnico Eagle Mines Ltd.	2.3%

C000071433 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class R3
Trading Symbol	MGRTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Net Assets	$ 22,002,494,157
Holdings Count | Holding	88
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	22,002,494,157	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Schneider Electric SE	3.5%
Roche Holding AG	3.1%
SAP SE	3.0%
Nestle S.A.	3.0%
AIA Group Ltd.	2.7%
AstraZeneca PLC	2.7%
Hitachi Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Agnico Eagle Mines Ltd.	2.3%
Issuer country weightings
France	12.2%
United Kingdom	11.3%
Japan	9.9%
Germany	9.1%
Canada	7.6%
Switzerland	7.1%
United States	6.3%
Taiwan	5.8%
China	4.3%
Other Countries	26.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Schneider Electric SE	3.5%
Roche Holding AG	3.1%
SAP SE	3.0%
Nestle S.A.	3.0%
AIA Group Ltd.	2.7%
AstraZeneca PLC	2.7%
Hitachi Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Agnico Eagle Mines Ltd.	2.3%

C000071430 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class R4
Trading Symbol	MGRVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 22,002,494,157
Holdings Count | Holding	88
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	22,002,494,157	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Schneider Electric SE	3.5%
Roche Holding AG	3.1%
SAP SE	3.0%
Nestle S.A.	3.0%
AIA Group Ltd.	2.7%
AstraZeneca PLC	2.7%
Hitachi Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Agnico Eagle Mines Ltd.	2.3%
Issuer country weightings
France	12.2%
United Kingdom	11.3%
Japan	9.9%
Germany	9.1%
Canada	7.6%
Switzerland	7.1%
United States	6.3%
Taiwan	5.8%
China	4.3%
Other Countries	26.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Schneider Electric SE	3.5%
Roche Holding AG	3.1%
SAP SE	3.0%
Nestle S.A.	3.0%
AIA Group Ltd.	2.7%
AstraZeneca PLC	2.7%
Hitachi Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Agnico Eagle Mines Ltd.	2.3%

C000071428 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	MEMJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$51	0.92%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.92%
Net Assets	$ 9,273,498,965
Holdings Count | Holding	93
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	9,273,498,965	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.6%
China Construction Bank Corp.	2.0%
ASE Technology Holding Co. Ltd	1.9%
Hon Hai Precision Industry Co. Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
Reliance Industries Ltd.	1.6%
Issuer country weightings
China	27.7%
Taiwan	16.5%
India	16.3%
South Korea	9.6%
Brazil	6.1%
Indonesia	3.6%
Mexico	2.7%
Hong Kong	2.6%
United States	2.4%
Other Countries	12.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.6%
China Construction Bank Corp.	2.0%
ASE Technology Holding Co. Ltd	1.9%
Hon Hai Precision Industry Co. Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
Reliance Industries Ltd.	1.6%

C000071427 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class R4
Trading Symbol	MEMHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$58	1.06%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.06%
Net Assets	$ 9,273,498,965
Holdings Count | Holding	93
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	9,273,498,965	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.6%
China Construction Bank Corp.	2.0%
ASE Technology Holding Co. Ltd	1.9%
Hon Hai Precision Industry Co. Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
Reliance Industries Ltd.	1.6%
Issuer country weightings
China	27.7%
Taiwan	16.5%
India	16.3%
South Korea	9.6%
Brazil	6.1%
Indonesia	3.6%
Mexico	2.7%
Hong Kong	2.6%
United States	2.4%
Other Countries	12.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.6%
China Construction Bank Corp.	2.0%
ASE Technology Holding Co. Ltd	1.9%
Hon Hai Precision Industry Co. Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
Reliance Industries Ltd.	1.6%

C000071425 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class R2
Trading Symbol	MEMFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$86	1.56%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.56%
Net Assets	$ 9,273,498,965
Holdings Count | Holding	93
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	9,273,498,965	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.6%
China Construction Bank Corp.	2.0%
ASE Technology Holding Co. Ltd	1.9%
Hon Hai Precision Industry Co. Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
Reliance Industries Ltd.	1.6%
Issuer country weightings
China	27.7%
Taiwan	16.5%
India	16.3%
South Korea	9.6%
Brazil	6.1%
Indonesia	3.6%
Mexico	2.7%
Hong Kong	2.6%
United States	2.4%
Other Countries	12.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.6%
China Construction Bank Corp.	2.0%
ASE Technology Holding Co. Ltd	1.9%
Hon Hai Precision Industry Co. Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
Reliance Industries Ltd.	1.6%

C000071426 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class R3
Trading Symbol	MEMGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$72	1.31%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.31%
Net Assets	$ 9,273,498,965
Holdings Count | Holding	93
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	9,273,498,965	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.6%
China Construction Bank Corp.	2.0%
ASE Technology Holding Co. Ltd	1.9%
Hon Hai Precision Industry Co. Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
Reliance Industries Ltd.	1.6%
Issuer country weightings
China	27.7%
Taiwan	16.5%
India	16.3%
South Korea	9.6%
Brazil	6.1%
Indonesia	3.6%
Mexico	2.7%
Hong Kong	2.6%
United States	2.4%
Other Countries	12.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.6%
China Construction Bank Corp.	2.0%
ASE Technology Holding Co. Ltd	1.9%
Hon Hai Precision Industry Co. Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
Reliance Industries Ltd.	1.6%

C000006905 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class B
Trading Symbol	MEMBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$113	2.06%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.06%
Net Assets	$ 9,273,498,965
Holdings Count | Holding	93
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	9,273,498,965	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.6%
China Construction Bank Corp.	2.0%
ASE Technology Holding Co. Ltd	1.9%
Hon Hai Precision Industry Co. Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
Reliance Industries Ltd.	1.6%
Issuer country weightings
China	27.7%
Taiwan	16.5%
India	16.3%
South Korea	9.6%
Brazil	6.1%
Indonesia	3.6%
Mexico	2.7%
Hong Kong	2.6%
United States	2.4%
Other Countries	12.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.6%
China Construction Bank Corp.	2.0%
ASE Technology Holding Co. Ltd	1.9%
Hon Hai Precision Industry Co. Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
Reliance Industries Ltd.	1.6%

C000006906 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	MEMCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$112	2.05%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.05%
Net Assets	$ 9,273,498,965
Holdings Count | Holding	93
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	9,273,498,965	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.6%
China Construction Bank Corp.	2.0%
ASE Technology Holding Co. Ltd	1.9%
Hon Hai Precision Industry Co. Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
Reliance Industries Ltd.	1.6%
Issuer country weightings
China	27.7%
Taiwan	16.5%
India	16.3%
South Korea	9.6%
Brazil	6.1%
Indonesia	3.6%
Mexico	2.7%
Hong Kong	2.6%
United States	2.4%
Other Countries	12.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.6%
China Construction Bank Corp.	2.0%
ASE Technology Holding Co. Ltd	1.9%
Hon Hai Precision Industry Co. Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
Reliance Industries Ltd.	1.6%

C000006907 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	MEMIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$58	1.06%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.06%
Net Assets	$ 9,273,498,965
Holdings Count | Holding	93
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	9,273,498,965	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.6%
China Construction Bank Corp.	2.0%
ASE Technology Holding Co. Ltd	1.9%
Hon Hai Precision Industry Co. Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
Reliance Industries Ltd.	1.6%
Issuer country weightings
China	27.7%
Taiwan	16.5%
India	16.3%
South Korea	9.6%
Brazil	6.1%
Indonesia	3.6%
Mexico	2.7%
Hong Kong	2.6%
United States	2.4%
Other Countries	12.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.6%
China Construction Bank Corp.	2.0%
ASE Technology Holding Co. Ltd	1.9%
Hon Hai Precision Industry Co. Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
Reliance Industries Ltd.	1.6%

C000071424 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class R1
Trading Symbol	MEMRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$113	2.06%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.06%
Net Assets	$ 9,273,498,965
Holdings Count | Holding	93
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	9,273,498,965	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.6%
China Construction Bank Corp.	2.0%
ASE Technology Holding Co. Ltd	1.9%
Hon Hai Precision Industry Co. Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
Reliance Industries Ltd.	1.6%
Issuer country weightings
China	27.7%
Taiwan	16.5%
India	16.3%
South Korea	9.6%
Brazil	6.1%
Indonesia	3.6%
Mexico	2.7%
Hong Kong	2.6%
United States	2.4%
Other Countries	12.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.6%
China Construction Bank Corp.	2.0%
ASE Technology Holding Co. Ltd	1.9%
Hon Hai Precision Industry Co. Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
Reliance Industries Ltd.	1.6%

C000160029 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class A
Trading Symbol	BRSDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$54	0.99%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%
Net Assets	$ 313,770,070
Holdings Count | Holding	182
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	313,770,070	Portfolio Turnover Rate (%):	37
Total Number of Holdings:	182
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Health Care	19.2%
Financials	17.3%
Industrials	17.3%
Information Technology	15.3%
Consumer Discretionary	7.9%
Real Estate	5.5%
Energy	5.2%
Materials	4.3%
Utilities	3.4%
Communication Services	2.5%
Consumer Staples	1.4%
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Portland General Electric Co.	1.6%
Popular, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Flowserve Corp.	1.4%
UMB Financial Corp.	1.4%
Texas Capital Bancshares, Inc.	1.4%
GeneDX Holdings Corp.	1.4%
Banc of California, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Portland General Electric Co.	1.6%
Popular, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Flowserve Corp.	1.4%
UMB Financial Corp.	1.4%
Texas Capital Bancshares, Inc.	1.4%
GeneDX Holdings Corp.	1.4%
Banc of California, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%

C000160030 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class B
Trading Symbol	BRSBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$94	1.74%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.74%
Net Assets	$ 313,770,070
Holdings Count | Holding	182
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	313,770,070	Portfolio Turnover Rate (%):	37
Total Number of Holdings:	182
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Health Care	19.2%
Financials	17.3%
Industrials	17.3%
Information Technology	15.3%
Consumer Discretionary	7.9%
Real Estate	5.5%
Energy	5.2%
Materials	4.3%
Utilities	3.4%
Communication Services	2.5%
Consumer Staples	1.4%
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Portland General Electric Co.	1.6%
Popular, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Flowserve Corp.	1.4%
UMB Financial Corp.	1.4%
Texas Capital Bancshares, Inc.	1.4%
GeneDX Holdings Corp.	1.4%
Banc of California, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Portland General Electric Co.	1.6%
Popular, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Flowserve Corp.	1.4%
UMB Financial Corp.	1.4%
Texas Capital Bancshares, Inc.	1.4%
GeneDX Holdings Corp.	1.4%
Banc of California, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%

C000160031 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class C
Trading Symbol	BRSHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$94	1.74%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.74%
Net Assets	$ 313,770,070
Holdings Count | Holding	182
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	313,770,070	Portfolio Turnover Rate (%):	37
Total Number of Holdings:	182
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Health Care	19.2%
Financials	17.3%
Industrials	17.3%
Information Technology	15.3%
Consumer Discretionary	7.9%
Real Estate	5.5%
Energy	5.2%
Materials	4.3%
Utilities	3.4%
Communication Services	2.5%
Consumer Staples	1.4%
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Portland General Electric Co.	1.6%
Popular, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Flowserve Corp.	1.4%
UMB Financial Corp.	1.4%
Texas Capital Bancshares, Inc.	1.4%
GeneDX Holdings Corp.	1.4%
Banc of California, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Portland General Electric Co.	1.6%
Popular, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Flowserve Corp.	1.4%
UMB Financial Corp.	1.4%
Texas Capital Bancshares, Inc.	1.4%
GeneDX Holdings Corp.	1.4%
Banc of California, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%

C000160032 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Small Cap Equity Fund
Class Name	Class I
Trading Symbol	BRSJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$40	0.74%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%
Net Assets	$ 313,770,070
Holdings Count | Holding	182
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	313,770,070	Portfolio Turnover Rate (%):	37
Total Number of Holdings:	182
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Health Care	19.2%
Financials	17.3%
Industrials	17.3%
Information Technology	15.3%
Consumer Discretionary	7.9%
Real Estate	5.5%
Energy	5.2%
Materials	4.3%
Utilities	3.4%
Communication Services	2.5%
Consumer Staples	1.4%
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Portland General Electric Co.	1.6%
Popular, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Flowserve Corp.	1.4%
UMB Financial Corp.	1.4%
Texas Capital Bancshares, Inc.	1.4%
GeneDX Holdings Corp.	1.4%
Banc of California, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Portland General Electric Co.	1.6%
Popular, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Flowserve Corp.	1.4%
UMB Financial Corp.	1.4%
Texas Capital Bancshares, Inc.	1.4%
GeneDX Holdings Corp.	1.4%
Banc of California, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%

C000160033 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class R1
Trading Symbol	BRSPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$94	1.74%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.74%
Net Assets	$ 313,770,070
Holdings Count | Holding	182
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	313,770,070	Portfolio Turnover Rate (%):	37
Total Number of Holdings:	182
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Health Care	19.2%
Financials	17.3%
Industrials	17.3%
Information Technology	15.3%
Consumer Discretionary	7.9%
Real Estate	5.5%
Energy	5.2%
Materials	4.3%
Utilities	3.4%
Communication Services	2.5%
Consumer Staples	1.4%
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Portland General Electric Co.	1.6%
Popular, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Flowserve Corp.	1.4%
UMB Financial Corp.	1.4%
Texas Capital Bancshares, Inc.	1.4%
GeneDX Holdings Corp.	1.4%
Banc of California, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Portland General Electric Co.	1.6%
Popular, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Flowserve Corp.	1.4%
UMB Financial Corp.	1.4%
Texas Capital Bancshares, Inc.	1.4%
GeneDX Holdings Corp.	1.4%
Banc of California, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%

C000160037 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class R6
Trading Symbol	BRSYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$35	0.64%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%
Net Assets	$ 313,770,070
Holdings Count | Holding	182
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	313,770,070	Portfolio Turnover Rate (%):	37
Total Number of Holdings:	182
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Health Care	19.2%
Financials	17.3%
Industrials	17.3%
Information Technology	15.3%
Consumer Discretionary	7.9%
Real Estate	5.5%
Energy	5.2%
Materials	4.3%
Utilities	3.4%
Communication Services	2.5%
Consumer Staples	1.4%
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Portland General Electric Co.	1.6%
Popular, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Flowserve Corp.	1.4%
UMB Financial Corp.	1.4%
Texas Capital Bancshares, Inc.	1.4%
GeneDX Holdings Corp.	1.4%
Banc of California, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Portland General Electric Co.	1.6%
Popular, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Flowserve Corp.	1.4%
UMB Financial Corp.	1.4%
Texas Capital Bancshares, Inc.	1.4%
GeneDX Holdings Corp.	1.4%
Banc of California, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%

C000160034 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class R2
Trading Symbol	BRSSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$67	1.24%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.24%
Net Assets	$ 313,770,070
Holdings Count | Holding	182
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	313,770,070	Portfolio Turnover Rate (%):	37
Total Number of Holdings:	182
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Health Care	19.2%
Financials	17.3%
Industrials	17.3%
Information Technology	15.3%
Consumer Discretionary	7.9%
Real Estate	5.5%
Energy	5.2%
Materials	4.3%
Utilities	3.4%
Communication Services	2.5%
Consumer Staples	1.4%
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Portland General Electric Co.	1.6%
Popular, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Flowserve Corp.	1.4%
UMB Financial Corp.	1.4%
Texas Capital Bancshares, Inc.	1.4%
GeneDX Holdings Corp.	1.4%
Banc of California, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Portland General Electric Co.	1.6%
Popular, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Flowserve Corp.	1.4%
UMB Financial Corp.	1.4%
Texas Capital Bancshares, Inc.	1.4%
GeneDX Holdings Corp.	1.4%
Banc of California, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%

C000160035 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class R3
Trading Symbol	BRSTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$54	0.99%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%
Net Assets	$ 313,770,070
Holdings Count | Holding	182
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	313,770,070	Portfolio Turnover Rate (%):	37
Total Number of Holdings:	182
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Health Care	19.2%
Financials	17.3%
Industrials	17.3%
Information Technology	15.3%
Consumer Discretionary	7.9%
Real Estate	5.5%
Energy	5.2%
Materials	4.3%
Utilities	3.4%
Communication Services	2.5%
Consumer Staples	1.4%
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Portland General Electric Co.	1.6%
Popular, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Flowserve Corp.	1.4%
UMB Financial Corp.	1.4%
Texas Capital Bancshares, Inc.	1.4%
GeneDX Holdings Corp.	1.4%
Banc of California, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Portland General Electric Co.	1.6%
Popular, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Flowserve Corp.	1.4%
UMB Financial Corp.	1.4%
Texas Capital Bancshares, Inc.	1.4%
GeneDX Holdings Corp.	1.4%
Banc of California, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%

C000160036 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class R4
Trading Symbol	BRSUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$40	0.74%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%
Net Assets	$ 313,770,070
Holdings Count | Holding	182
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	313,770,070	Portfolio Turnover Rate (%):	37
Total Number of Holdings:	182
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Health Care	19.2%
Financials	17.3%
Industrials	17.3%
Information Technology	15.3%
Consumer Discretionary	7.9%
Real Estate	5.5%
Energy	5.2%
Materials	4.3%
Utilities	3.4%
Communication Services	2.5%
Consumer Staples	1.4%
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Portland General Electric Co.	1.6%
Popular, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Flowserve Corp.	1.4%
UMB Financial Corp.	1.4%
Texas Capital Bancshares, Inc.	1.4%
GeneDX Holdings Corp.	1.4%
Banc of California, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Portland General Electric Co.	1.6%
Popular, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Flowserve Corp.	1.4%
UMB Financial Corp.	1.4%
Texas Capital Bancshares, Inc.	1.4%
GeneDX Holdings Corp.	1.4%
Banc of California, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%

C000006852 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class R4
Trading Symbol	MAMJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$5	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 5	[22]
Expense Ratio, Percent	0.09%	[22]
Net Assets	$ 6,540,041,581
Holdings Count | Holding	23
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,540,041,581	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	23

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.1%
MFS Research Fund	7.3%
MFS Growth Fund	7.2%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Mid Cap Growth Fund	6.8%
MFS Research International Fund	5.2%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS International Intrinsic Value Fund	2.1%
MFS International Large Cap Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Emerging Markets Equity Fund	1.1%
MFS International New Discovery Fund	1.0%

C000231059 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class R6
Trading Symbol	MAMPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$1	0.02%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 1	[23]
Expense Ratio, Percent	0.02%	[23]
Net Assets	$ 6,540,041,581
Holdings Count | Holding	23
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,540,041,581	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	23

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.1%
MFS Research Fund	7.3%
MFS Growth Fund	7.2%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Mid Cap Growth Fund	6.8%
MFS Research International Fund	5.2%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS International Intrinsic Value Fund	2.1%
MFS International Large Cap Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Emerging Markets Equity Fund	1.1%
MFS International New Discovery Fund	1.0%

C000006911 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class A
Trading Symbol	MAGWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$18	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 18	[24]
Expense Ratio, Percent	0.34%	[24]
Net Assets	$ 6,723,701,793
Holdings Count | Holding	22
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,723,701,793	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Research Fund	9.3%
MFS Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.7%
MFS Research International Fund	7.2%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	4.0%
MFS International Intrinsic Value Fund	3.1%
MFS International Large Cap Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%

C000006916 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class B
Trading Symbol	MBGWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$57	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 57	[25]
Expense Ratio, Percent	1.09%	[25]
Net Assets	$ 6,723,701,793
Holdings Count | Holding	22
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,723,701,793	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Research Fund	9.3%
MFS Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.7%
MFS Research International Fund	7.2%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	4.0%
MFS International Intrinsic Value Fund	3.1%
MFS International Large Cap Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%

C000006917 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class C
Trading Symbol	MCGWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$57	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 57	[26]
Expense Ratio, Percent	1.09%	[26]
Net Assets	$ 6,723,701,793
Holdings Count | Holding	22
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,723,701,793	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Research Fund	9.3%
MFS Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.7%
MFS Research International Fund	7.2%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	4.0%
MFS International Intrinsic Value Fund	3.1%
MFS International Large Cap Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%

C000006918 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class I
Trading Symbol	MGWIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$5	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 5	[27]
Expense Ratio, Percent	0.09%	[27]
Net Assets	$ 6,723,701,793
Holdings Count | Holding	22
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,723,701,793	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Research Fund	9.3%
MFS Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.7%
MFS Research International Fund	7.2%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	4.0%
MFS International Intrinsic Value Fund	3.1%
MFS International Large Cap Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%

C000006920 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class R1
Trading Symbol	MAGMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$57	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 57	[28]
Expense Ratio, Percent	1.09%	[28]
Net Assets	$ 6,723,701,793
Holdings Count | Holding	22
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,723,701,793	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Research Fund	9.3%
MFS Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.7%
MFS Research International Fund	7.2%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	4.0%
MFS International Intrinsic Value Fund	3.1%
MFS International Large Cap Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%

C000006922 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class R2
Trading Symbol	MGALX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$31	0.59%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 31	[29]
Expense Ratio, Percent	0.59%	[29]
Net Assets	$ 6,723,701,793
Holdings Count | Holding	22
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,723,701,793	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Research Fund	9.3%
MFS Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.7%
MFS Research International Fund	7.2%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	4.0%
MFS International Intrinsic Value Fund	3.1%
MFS International Large Cap Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%

C000006923 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class R3
Trading Symbol	MAGEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$18	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 18	[30]
Expense Ratio, Percent	0.34%	[30]
Net Assets	$ 6,723,701,793
Holdings Count | Holding	22
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,723,701,793	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Research Fund	9.3%
MFS Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.7%
MFS Research International Fund	7.2%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	4.0%
MFS International Intrinsic Value Fund	3.1%
MFS International Large Cap Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%

C000006943 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class C
Trading Symbol	MGICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since June 1, 2025 .
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$92	1.74%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.74%
Material Change Date	Apr. 30, 2026
Net Assets	$ 24,437,352,014
Holdings Count | Holding	88
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	24,437,352,014	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Franco-Nevada Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Legrand S.A.	2.7%
Schneider Electric SE	2.7%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
CaixaBank S.A.	2.3%
Deutsche Boerse AG	2.3%
AIB Group PLC	2.2%
Issuer country weightings
France	15.8%
United Kingdom	15.6%
Japan	12.0%
United States	10.3%
Switzerland	8.9%
Canada	7.2%
Germany	7.1%
Ireland	5.6%
Spain	3.6%
Other Countries	13.9%

Largest Holdings [Text Block]
Top ten holdings
Franco-Nevada Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Legrand S.A.	2.7%
Schneider Electric SE	2.7%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
CaixaBank S.A.	2.3%
Deutsche Boerse AG	2.3%
AIB Group PLC	2.2%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Fund will be renamed the MFS International Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.

Material Fund Change Name [Text Block]	Effective April 30, 2026, the MFS International Intrinsic Value Fund will be renamed the MFS International Intrinsic Equity Fund.
Material Fund Change Strategies [Text Block]	In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006942 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class B
Trading Symbol	MGIBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since June 1, 2025 .
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$92	1.73%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.73%
Material Change Date	Apr. 30, 2026
Net Assets	$ 24,437,352,014
Holdings Count | Holding	88
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	24,437,352,014	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Franco-Nevada Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Legrand S.A.	2.7%
Schneider Electric SE	2.7%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
CaixaBank S.A.	2.3%
Deutsche Boerse AG	2.3%
AIB Group PLC	2.2%
Issuer country weightings
France	15.8%
United Kingdom	15.6%
Japan	12.0%
United States	10.3%
Switzerland	8.9%
Canada	7.2%
Germany	7.1%
Ireland	5.6%
Spain	3.6%
Other Countries	13.9%

Largest Holdings [Text Block]
Top ten holdings
Franco-Nevada Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Legrand S.A.	2.7%
Schneider Electric SE	2.7%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
CaixaBank S.A.	2.3%
Deutsche Boerse AG	2.3%
AIB Group PLC	2.2%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Fund will be renamed the MFS International Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.

Material Fund Change Name [Text Block]	Effective April 30, 2026, the MFS International Intrinsic Value Fund will be renamed the MFS International Intrinsic Equity Fund.
Material Fund Change Strategies [Text Block]	In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006944 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class I
Trading Symbol	MINIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since June 1, 2025 .
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Material Change Date	Apr. 30, 2026
Net Assets	$ 24,437,352,014
Holdings Count | Holding	88
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	24,437,352,014	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Franco-Nevada Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Legrand S.A.	2.7%
Schneider Electric SE	2.7%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
CaixaBank S.A.	2.3%
Deutsche Boerse AG	2.3%
AIB Group PLC	2.2%
Issuer country weightings
France	15.8%
United Kingdom	15.6%
Japan	12.0%
United States	10.3%
Switzerland	8.9%
Canada	7.2%
Germany	7.1%
Ireland	5.6%
Spain	3.6%
Other Countries	13.9%

Largest Holdings [Text Block]
Top ten holdings
Franco-Nevada Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Legrand S.A.	2.7%
Schneider Electric SE	2.7%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
CaixaBank S.A.	2.3%
Deutsche Boerse AG	2.3%
AIB Group PLC	2.2%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Fund will be renamed the MFS International Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.

Material Fund Change Name [Text Block]	Effective April 30, 2026, the MFS International Intrinsic Value Fund will be renamed the MFS International Intrinsic Equity Fund.
Material Fund Change Strategies [Text Block]	In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000071434 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class R1
Trading Symbol	MINRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since June 1, 2025 .
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$92	1.74%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.74%
Material Change Date	Apr. 30, 2026
Net Assets	$ 24,437,352,014
Holdings Count | Holding	88
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	24,437,352,014	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Franco-Nevada Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Legrand S.A.	2.7%
Schneider Electric SE	2.7%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
CaixaBank S.A.	2.3%
Deutsche Boerse AG	2.3%
AIB Group PLC	2.2%
Issuer country weightings
France	15.8%
United Kingdom	15.6%
Japan	12.0%
United States	10.3%
Switzerland	8.9%
Canada	7.2%
Germany	7.1%
Ireland	5.6%
Spain	3.6%
Other Countries	13.9%

Largest Holdings [Text Block]
Top ten holdings
Franco-Nevada Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Legrand S.A.	2.7%
Schneider Electric SE	2.7%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
CaixaBank S.A.	2.3%
Deutsche Boerse AG	2.3%
AIB Group PLC	2.2%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Fund will be renamed the MFS International Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.

Material Fund Change Name [Text Block]	Effective April 30, 2026, the MFS International Intrinsic Value Fund will be renamed the MFS International Intrinsic Equity Fund.
Material Fund Change Strategies [Text Block]	In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000071435 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class R2
Trading Symbol	MINFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since June 1, 2025 .
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$66	1.24%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.24%
Material Change Date	Apr. 30, 2026
Net Assets	$ 24,437,352,014
Holdings Count | Holding	88
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	24,437,352,014	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Franco-Nevada Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Legrand S.A.	2.7%
Schneider Electric SE	2.7%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
CaixaBank S.A.	2.3%
Deutsche Boerse AG	2.3%
AIB Group PLC	2.2%
Issuer country weightings
France	15.8%
United Kingdom	15.6%
Japan	12.0%
United States	10.3%
Switzerland	8.9%
Canada	7.2%
Germany	7.1%
Ireland	5.6%
Spain	3.6%
Other Countries	13.9%

Largest Holdings [Text Block]
Top ten holdings
Franco-Nevada Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Legrand S.A.	2.7%
Schneider Electric SE	2.7%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
CaixaBank S.A.	2.3%
Deutsche Boerse AG	2.3%
AIB Group PLC	2.2%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Fund will be renamed the MFS International Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.

Material Fund Change Name [Text Block]	Effective April 30, 2026, the MFS International Intrinsic Value Fund will be renamed the MFS International Intrinsic Equity Fund.
Material Fund Change Strategies [Text Block]	In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000071436 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class R3
Trading Symbol	MINGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since June 1, 2025 .
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Material Change Date	Apr. 30, 2026
Net Assets	$ 24,437,352,014
Holdings Count | Holding	88
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	24,437,352,014	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Franco-Nevada Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Legrand S.A.	2.7%
Schneider Electric SE	2.7%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
CaixaBank S.A.	2.3%
Deutsche Boerse AG	2.3%
AIB Group PLC	2.2%
Issuer country weightings
France	15.8%
United Kingdom	15.6%
Japan	12.0%
United States	10.3%
Switzerland	8.9%
Canada	7.2%
Germany	7.1%
Ireland	5.6%
Spain	3.6%
Other Countries	13.9%

Largest Holdings [Text Block]
Top ten holdings
Franco-Nevada Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Legrand S.A.	2.7%
Schneider Electric SE	2.7%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
CaixaBank S.A.	2.3%
Deutsche Boerse AG	2.3%
AIB Group PLC	2.2%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Fund will be renamed the MFS International Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.

Material Fund Change Name [Text Block]	Effective April 30, 2026, the MFS International Intrinsic Value Fund will be renamed the MFS International Intrinsic Equity Fund.
Material Fund Change Strategies [Text Block]	In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000071437 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class R4
Trading Symbol	MINHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since June 1, 2025 .
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Material Change Date	Apr. 30, 2026
Net Assets	$ 24,437,352,014
Holdings Count | Holding	88
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	24,437,352,014	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Franco-Nevada Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Legrand S.A.	2.7%
Schneider Electric SE	2.7%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
CaixaBank S.A.	2.3%
Deutsche Boerse AG	2.3%
AIB Group PLC	2.2%
Issuer country weightings
France	15.8%
United Kingdom	15.6%
Japan	12.0%
United States	10.3%
Switzerland	8.9%
Canada	7.2%
Germany	7.1%
Ireland	5.6%
Spain	3.6%
Other Countries	13.9%

Largest Holdings [Text Block]
Top ten holdings
Franco-Nevada Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Legrand S.A.	2.7%
Schneider Electric SE	2.7%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
CaixaBank S.A.	2.3%
Deutsche Boerse AG	2.3%
AIB Group PLC	2.2%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Fund will be renamed the MFS International Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.

Material Fund Change Name [Text Block]	Effective April 30, 2026, the MFS International Intrinsic Value Fund will be renamed the MFS International Intrinsic Equity Fund.
Material Fund Change Strategies [Text Block]	In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000034485 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class R6
Trading Symbol	MINJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since June 1, 2025 .
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$34	0.64%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
Material Change Date	Apr. 30, 2026
Net Assets	$ 24,437,352,014
Holdings Count | Holding	88
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	24,437,352,014	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Franco-Nevada Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Legrand S.A.	2.7%
Schneider Electric SE	2.7%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
CaixaBank S.A.	2.3%
Deutsche Boerse AG	2.3%
AIB Group PLC	2.2%
Issuer country weightings
France	15.8%
United Kingdom	15.6%
Japan	12.0%
United States	10.3%
Switzerland	8.9%
Canada	7.2%
Germany	7.1%
Ireland	5.6%
Spain	3.6%
Other Countries	13.9%

Largest Holdings [Text Block]
Top ten holdings
Franco-Nevada Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Legrand S.A.	2.7%
Schneider Electric SE	2.7%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
CaixaBank S.A.	2.3%
Deutsche Boerse AG	2.3%
AIB Group PLC	2.2%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Fund will be renamed the MFS International Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.

Material Fund Change Name [Text Block]	Effective April 30, 2026, the MFS International Intrinsic Value Fund will be renamed the MFS International Intrinsic Equity Fund.
Material Fund Change Strategies [Text Block]	In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000231061 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class R6
Trading Symbol	MAGQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$1	0.02%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 1	[31]
Expense Ratio, Percent	0.02%	[31]
Net Assets	$ 6,723,701,793
Holdings Count | Holding	22
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,723,701,793	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Research Fund	9.3%
MFS Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.7%
MFS Research International Fund	7.2%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	4.0%
MFS International Intrinsic Value Fund	3.1%
MFS International Large Cap Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%

C000006912 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class R4
Trading Symbol	MAGJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$5	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 5	[32]
Expense Ratio, Percent	0.09%	[32]
Net Assets	$ 6,723,701,793
Holdings Count | Holding	22
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,723,701,793	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Research Fund	9.3%
MFS Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.7%
MFS Research International Fund	7.2%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	4.0%
MFS International Intrinsic Value Fund	3.1%
MFS International Large Cap Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%

C000006941 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class A
Trading Symbol	MGIAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since June 1, 2025 .
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Material Change Date	Apr. 30, 2026
Net Assets	$ 24,437,352,014
Holdings Count | Holding	88
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	24,437,352,014	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Franco-Nevada Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Legrand S.A.	2.7%
Schneider Electric SE	2.7%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
CaixaBank S.A.	2.3%
Deutsche Boerse AG	2.3%
AIB Group PLC	2.2%
Issuer country weightings
France	15.8%
United Kingdom	15.6%
Japan	12.0%
United States	10.3%
Switzerland	8.9%
Canada	7.2%
Germany	7.1%
Ireland	5.6%
Spain	3.6%
Other Countries	13.9%

Largest Holdings [Text Block]
Top ten holdings
Franco-Nevada Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Legrand S.A.	2.7%
Schneider Electric SE	2.7%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
CaixaBank S.A.	2.3%
Deutsche Boerse AG	2.3%
AIB Group PLC	2.2%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Fund will be renamed the MFS International Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.

Material Fund Change Name [Text Block]	Effective April 30, 2026, the MFS International Intrinsic Value Fund will be renamed the MFS International Intrinsic Equity Fund.
Material Fund Change Strategies [Text Block]	In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006858 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class I
Trading Symbol	MMAIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$5	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 5	[33]
Expense Ratio, Percent	0.09%	[33]
Net Assets	$ 6,540,041,581
Holdings Count | Holding	23
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,540,041,581	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	23

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.1%
MFS Research Fund	7.3%
MFS Growth Fund	7.2%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Mid Cap Growth Fund	6.8%
MFS Research International Fund	5.2%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS International Intrinsic Value Fund	2.1%
MFS International Large Cap Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Emerging Markets Equity Fund	1.1%
MFS International New Discovery Fund	1.0%

C000006860 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class R1
Trading Symbol	MAMFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$56	1.08%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 56	[34]
Expense Ratio, Percent	1.08%	[34]
Net Assets	$ 6,540,041,581
Holdings Count | Holding	23
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,540,041,581	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	23

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.1%
MFS Research Fund	7.3%
MFS Growth Fund	7.2%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Mid Cap Growth Fund	6.8%
MFS Research International Fund	5.2%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS International Intrinsic Value Fund	2.1%
MFS International Large Cap Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Emerging Markets Equity Fund	1.1%
MFS International New Discovery Fund	1.0%

C000006862 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class R2
Trading Symbol	MARRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$31	0.59%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 31	[35]
Expense Ratio, Percent	0.59%	[35]
Net Assets	$ 6,540,041,581
Holdings Count | Holding	23
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,540,041,581	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	23

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.1%
MFS Research Fund	7.3%
MFS Growth Fund	7.2%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Mid Cap Growth Fund	6.8%
MFS Research International Fund	5.2%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS International Intrinsic Value Fund	2.1%
MFS International Large Cap Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Emerging Markets Equity Fund	1.1%
MFS International New Discovery Fund	1.0%

C000006863 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class R3
Trading Symbol	MAMHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$18	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 18	[36]
Expense Ratio, Percent	0.34%	[36]
Net Assets	$ 6,540,041,581
Holdings Count | Holding	23
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,540,041,581	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	23

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.1%
MFS Research Fund	7.3%
MFS Growth Fund	7.2%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Mid Cap Growth Fund	6.8%
MFS Research International Fund	5.2%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS International Intrinsic Value Fund	2.1%
MFS International Large Cap Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Emerging Markets Equity Fund	1.1%
MFS International New Discovery Fund	1.0%

C000006856 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class B
Trading Symbol	MMABX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$56	1.08%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 56	[37]
Expense Ratio, Percent	1.08%	[37]
Net Assets	$ 6,540,041,581
Holdings Count | Holding	23
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,540,041,581	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	23

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.1%
MFS Research Fund	7.3%
MFS Growth Fund	7.2%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Mid Cap Growth Fund	6.8%
MFS Research International Fund	5.2%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS International Intrinsic Value Fund	2.1%
MFS International Large Cap Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Emerging Markets Equity Fund	1.1%
MFS International New Discovery Fund	1.0%

C000006857 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class C
Trading Symbol	MMACX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$56	1.08%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 56	[38]
Expense Ratio, Percent	1.08%	[38]
Net Assets	$ 6,540,041,581
Holdings Count | Holding	23
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,540,041,581	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	23

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.1%
MFS Research Fund	7.3%
MFS Growth Fund	7.2%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Mid Cap Growth Fund	6.8%
MFS Research International Fund	5.2%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS International Intrinsic Value Fund	2.1%
MFS International Large Cap Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Emerging Markets Equity Fund	1.1%
MFS International New Discovery Fund	1.0%

C000006851 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class A
Trading Symbol	MAMAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$18	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 18	[39]
Expense Ratio, Percent	0.34%	[39]
Net Assets	$ 6,540,041,581
Holdings Count | Holding	23
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	6,540,041,581	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	23

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.1%
MFS Research Fund	7.3%
MFS Growth Fund	7.2%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Mid Cap Growth Fund	6.8%
MFS Research International Fund	5.2%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS International Intrinsic Value Fund	2.1%
MFS International Large Cap Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Emerging Markets Equity Fund	1.1%
MFS International New Discovery Fund	1.0%

C000160040 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class C
Trading Symbol	BRUGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$77	1.46%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.46%
Net Assets	$ 314,712,597
Holdings Count | Holding	125
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	314,712,597	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	125
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	22.3%
Industrials	12.9%
Health Care	12.6%
Information Technology	10.1%
Consumer Discretionary	8.2%
Communication Services	7.7%
Consumer Staples	7.0%
Energy	6.5%
Utilities	5.2%
Real Estate	3.9%
Materials	3.2%
Top ten holdings
Johnson & Johnson	3.0%
Alphabet, Inc., "A"	2.6%
Amazon.com, Inc.	2.4%
Wells Fargo & Co.	2.3%
Citigroup, Inc.	2.0%
Meta Platforms, Inc., "A"	1.8%
Caterpillar, Inc.	1.8%
Berkshire Hathaway, Inc., "B"	1.7%
JPMorgan Chase & Co.	1.7%
Medtronic PLC	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	3.0%
Alphabet, Inc., "A"	2.6%
Amazon.com, Inc.	2.4%
Wells Fargo & Co.	2.3%
Citigroup, Inc.	2.0%
Meta Platforms, Inc., "A"	1.8%
Caterpillar, Inc.	1.8%
Berkshire Hathaway, Inc., "B"	1.7%
JPMorgan Chase & Co.	1.7%
Medtronic PLC	1.6%

C000160041 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class I
Trading Symbol	BRUHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 314,712,597
Holdings Count | Holding	125
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	314,712,597	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	125
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	22.3%
Industrials	12.9%
Health Care	12.6%
Information Technology	10.1%
Consumer Discretionary	8.2%
Communication Services	7.7%
Consumer Staples	7.0%
Energy	6.5%
Utilities	5.2%
Real Estate	3.9%
Materials	3.2%
Top ten holdings
Johnson & Johnson	3.0%
Alphabet, Inc., "A"	2.6%
Amazon.com, Inc.	2.4%
Wells Fargo & Co.	2.3%
Citigroup, Inc.	2.0%
Meta Platforms, Inc., "A"	1.8%
Caterpillar, Inc.	1.8%
Berkshire Hathaway, Inc., "B"	1.7%
JPMorgan Chase & Co.	1.7%
Medtronic PLC	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	3.0%
Alphabet, Inc., "A"	2.6%
Amazon.com, Inc.	2.4%
Wells Fargo & Co.	2.3%
Citigroup, Inc.	2.0%
Meta Platforms, Inc., "A"	1.8%
Caterpillar, Inc.	1.8%
Berkshire Hathaway, Inc., "B"	1.7%
JPMorgan Chase & Co.	1.7%
Medtronic PLC	1.6%

C000160042 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class R1
Trading Symbol	BRUJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 314,712,597
Holdings Count | Holding	125
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	314,712,597	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	125
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	22.3%
Industrials	12.9%
Health Care	12.6%
Information Technology	10.1%
Consumer Discretionary	8.2%
Communication Services	7.7%
Consumer Staples	7.0%
Energy	6.5%
Utilities	5.2%
Real Estate	3.9%
Materials	3.2%
Top ten holdings
Johnson & Johnson	3.0%
Alphabet, Inc., "A"	2.6%
Amazon.com, Inc.	2.4%
Wells Fargo & Co.	2.3%
Citigroup, Inc.	2.0%
Meta Platforms, Inc., "A"	1.8%
Caterpillar, Inc.	1.8%
Berkshire Hathaway, Inc., "B"	1.7%
JPMorgan Chase & Co.	1.7%
Medtronic PLC	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	3.0%
Alphabet, Inc., "A"	2.6%
Amazon.com, Inc.	2.4%
Wells Fargo & Co.	2.3%
Citigroup, Inc.	2.0%
Meta Platforms, Inc., "A"	1.8%
Caterpillar, Inc.	1.8%
Berkshire Hathaway, Inc., "B"	1.7%
JPMorgan Chase & Co.	1.7%
Medtronic PLC	1.6%

C000006924 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class A
Trading Symbol	MDIDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$18	0.35%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 18	[40]
Expense Ratio, Percent	0.35%	[40]
Net Assets	$ 43,801,906,811
Holdings Count | Holding	7
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	43,801,906,811	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Intrinsic Value Fund	15.2%
MFS International Large Cap Value Fund	15.1%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	9.8%
MFS Institutional Money Market Portfolio	0.2%

C000006929 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class B
Trading Symbol	MDIFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$58	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 58	[41]
Expense Ratio, Percent	1.10%	[41]
Net Assets	$ 43,801,906,811
Holdings Count | Holding	7
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	43,801,906,811	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Intrinsic Value Fund	15.2%
MFS International Large Cap Value Fund	15.1%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	9.8%
MFS Institutional Money Market Portfolio	0.2%

C000006930 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class C
Trading Symbol	MDIGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$58	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 58	[42]
Expense Ratio, Percent	1.10%	[42]
Net Assets	$ 43,801,906,811
Holdings Count | Holding	7
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	43,801,906,811	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Intrinsic Value Fund	15.2%
MFS International Large Cap Value Fund	15.1%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	9.8%
MFS Institutional Money Market Portfolio	0.2%

C000006931 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class I
Trading Symbol	MDIJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$5	0.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 5	[43]
Expense Ratio, Percent	0.10%	[43]
Net Assets	$ 43,801,906,811
Holdings Count | Holding	7
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	43,801,906,811	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Intrinsic Value Fund	15.2%
MFS International Large Cap Value Fund	15.1%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	9.8%
MFS Institutional Money Market Portfolio	0.2%

C000006933 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class R1
Trading Symbol	MDIOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$58	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 58	[44]
Expense Ratio, Percent	1.10%	[44]
Net Assets	$ 43,801,906,811
Holdings Count | Holding	7
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	43,801,906,811	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Intrinsic Value Fund	15.2%
MFS International Large Cap Value Fund	15.1%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	9.8%
MFS Institutional Money Market Portfolio	0.2%

C000006935 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class R2
Trading Symbol	MDIKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$32	0.60%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 32	[45]
Expense Ratio, Percent	0.60%	[45]
Net Assets	$ 43,801,906,811
Holdings Count | Holding	7
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	43,801,906,811	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Intrinsic Value Fund	15.2%
MFS International Large Cap Value Fund	15.1%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	9.8%
MFS Institutional Money Market Portfolio	0.2%

C000006904 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	MEMAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$72	1.31%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.31%
Net Assets	$ 9,273,498,965
Holdings Count | Holding	93
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	9,273,498,965	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.6%
China Construction Bank Corp.	2.0%
ASE Technology Holding Co. Ltd	1.9%
Hon Hai Precision Industry Co. Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
Reliance Industries Ltd.	1.6%
Issuer country weightings
China	27.7%
Taiwan	16.5%
India	16.3%
South Korea	9.6%
Brazil	6.1%
Indonesia	3.6%
Mexico	2.7%
Hong Kong	2.6%
United States	2.4%
Other Countries	12.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.6%
China Construction Bank Corp.	2.0%
ASE Technology Holding Co. Ltd	1.9%
Hon Hai Precision Industry Co. Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
Reliance Industries Ltd.	1.6%

C000231058 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class R6
Trading Symbol	AGGPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$2	0.04%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 2	[46]
Expense Ratio, Percent	0.04%	[46]
Net Assets	$ 2,979,499,327
Holdings Count | Holding	16
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,979,499,327	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	16

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.1%
MFS Growth Fund	11.2%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.7%
MFS Research International Fund	8.2%
MFS International Intrinsic Value Fund	5.2%
MFS International Large Cap Value Fund	5.1%
MFS International Growth Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.6%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.0%

C000006849 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class R2
Trading Symbol	MAWAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$32	0.62%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 32	[47]
Expense Ratio, Percent	0.62%	[47]
Net Assets	$ 2,979,499,327
Holdings Count | Holding	16
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,979,499,327	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	16

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.1%
MFS Growth Fund	11.2%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.7%
MFS Research International Fund	8.2%
MFS International Intrinsic Value Fund	5.2%
MFS International Large Cap Value Fund	5.1%
MFS International Growth Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.6%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.0%

C000006850 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class R3
Trading Symbol	MAAHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$19	0.37%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 19	[48]
Expense Ratio, Percent	0.37%	[48]
Net Assets	$ 2,979,499,327
Holdings Count | Holding	16
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,979,499,327	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	16

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.1%
MFS Growth Fund	11.2%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.7%
MFS Research International Fund	8.2%
MFS International Intrinsic Value Fund	5.2%
MFS International Large Cap Value Fund	5.1%
MFS International Growth Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.6%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.0%

C000006839 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class R4
Trading Symbol	MAALX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$6	0.12%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 6	[49]
Expense Ratio, Percent	0.12%	[49]
Net Assets	$ 2,979,499,327
Holdings Count | Holding	16
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,979,499,327	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	16

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.1%
MFS Growth Fund	11.2%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.7%
MFS Research International Fund	8.2%
MFS International Intrinsic Value Fund	5.2%
MFS International Large Cap Value Fund	5.1%
MFS International Growth Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.6%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.0%

C000006838 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class A
Trading Symbol	MAAGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$19	0.37%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 19	[50]
Expense Ratio, Percent	0.37%	[50]
Net Assets	$ 2,979,499,327
Holdings Count | Holding	16
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,979,499,327	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	16

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.1%
MFS Growth Fund	11.2%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.7%
MFS Research International Fund	8.2%
MFS International Intrinsic Value Fund	5.2%
MFS International Large Cap Value Fund	5.1%
MFS International Growth Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.6%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.0%

C000006843 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class B
Trading Symbol	MBAGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$59	1.12%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 59	[51]
Expense Ratio, Percent	1.12%	[51]
Net Assets	$ 2,979,499,327
Holdings Count | Holding	16
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,979,499,327	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	16

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.1%
MFS Growth Fund	11.2%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.7%
MFS Research International Fund	8.2%
MFS International Intrinsic Value Fund	5.2%
MFS International Large Cap Value Fund	5.1%
MFS International Growth Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.6%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.0%

C000006844 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class C
Trading Symbol	MCAGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$59	1.12%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 59	[52]
Expense Ratio, Percent	1.12%	[52]
Net Assets	$ 2,979,499,327
Holdings Count | Holding	16
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,979,499,327	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	16

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.1%
MFS Growth Fund	11.2%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.7%
MFS Research International Fund	8.2%
MFS International Intrinsic Value Fund	5.2%
MFS International Large Cap Value Fund	5.1%
MFS International Growth Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.6%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.0%

C000006845 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class I
Trading Symbol	MIAGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$6	0.12%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 6	[53]
Expense Ratio, Percent	0.12%	[53]
Net Assets	$ 2,979,499,327
Holdings Count | Holding	16
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,979,499,327	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	16

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.1%
MFS Growth Fund	11.2%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.7%
MFS Research International Fund	8.2%
MFS International Intrinsic Value Fund	5.2%
MFS International Large Cap Value Fund	5.1%
MFS International Growth Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.6%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.0%

C000006847 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class R1
Trading Symbol	MAAFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$59	1.12%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 59	[54]
Expense Ratio, Percent	1.12%	[54]
Net Assets	$ 2,979,499,327
Holdings Count | Holding	16
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/25
Net Assets ($):	2,979,499,327	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	16

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.1%
MFS Growth Fund	11.2%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.7%
MFS Research International Fund	8.2%
MFS International Intrinsic Value Fund	5.2%
MFS International Large Cap Value Fund	5.1%
MFS International Growth Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.6%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.0%

[1]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[2]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[3]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[4]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[5]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[6]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[7]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[8]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[9]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[10]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[11]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[12]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[13]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[14]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[15]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[16]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[17]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[18]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[19]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[20]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[21]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[22]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[23]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[24]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[25]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[26]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[27]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[28]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[29]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[30]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[31]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[32]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[33]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[34]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[35]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[36]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[37]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[38]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[39]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[40]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[41]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[42]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[43]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[44]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[45]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[46]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[47]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[48]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[49]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[50]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[51]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[52]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[53]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[54]	Expenses are direct expenses and do not include underlying fund fees and expenses.